UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03006
JOHN HANCOCK BOND TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS.
The Registrant prepared the following annual reports to shareholders for the year ended May 31, 2025:
  John Hancock High Yield Fund
  John Hancock Investment Grade Bond Fund
  John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class A/JSNAX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class A/JSNAX)	$65	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class A/JSNAX) returned 6.15% (excluding sales charges) for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting. Paramount Global and The Boeing Company were the leading individual contributors in the category.
High-yield corporate bonds | High-yield bonds delivered gains and outpaced the investment-grade market.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, emerging-market corporate issues, and commercial mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although most of the fund’s positions registered positive absolute returns, certain holdings finished with losses.
Specific securities detractors | The position in Liberty Communications Puerto Rico was the largest individual detractor in the portfolio. The Michaels Companies., Inc. also detracted from fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class A/JSNAX)	3.80%	2.19%	2.13%
Short Duration Bond Fund (Class A/JSNAX)—excluding sales charge	6.15%	2.66%	2.53%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.59%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.86%	1.47%	1.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 2.25%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,296,724,237
Total number of portfolio holdings	413
Total advisory fees paid (net)	$2,227,236
Portfolio turnover rate	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.5%
U.S. Government	16.8%
Asset-backed securities	16.8%
Collateralized mortgage obligations – Commercial and residential	1.8%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Foreign government obligations	0.4%
Term loans	0.2%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4543893
472A-A
5/25
7/25
John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class C/JSNCX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class C/JSNCX)	$142	1.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class C/JSNCX) returned 5.35% (excluding sales charges) for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting. Paramount Global and The Boeing Company were the leading individual contributors in the category.
High-yield corporate bonds | High-yield bonds delivered gains and outpaced the investment-grade market.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, emerging-market corporate issues, and commercial mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although most of the fund’s positions registered positive absolute returns, certain holdings finished with losses.
Specific securities detractors | The position in Liberty Communications Puerto Rico was the largest individual detractor in the portfolio. The Michaels Companies., Inc. also detracted from fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class C/JSNCX)	4.35%	1.91%	1.78%
Short Duration Bond Fund (Class C/JSNCX)—excluding sales charge	5.35%	1.91%	1.78%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.59%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.86%	1.47%	1.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,296,724,237
Total number of portfolio holdings	413
Total advisory fees paid (net)	$2,227,236
Portfolio turnover rate	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.5%
U.S. Government	16.8%
Asset-backed securities	16.8%
Collateralized mortgage obligations – Commercial and residential	1.8%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Foreign government obligations	0.4%
Term loans	0.2%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4543893
472A-C
5/25
7/25
John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class I/JSNIX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class I/JSNIX)	$39	0.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class I/JSNIX) returned 6.41% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting. Paramount Global and The Boeing Company were the leading individual contributors in the category.
High-yield corporate bonds | High-yield bonds delivered gains and outpaced the investment-grade market.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, emerging-market corporate issues, and commercial mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although most of the fund’s positions registered positive absolute returns, certain holdings finished with losses.
Specific securities detractors | The position in Liberty Communications Puerto Rico was the largest individual detractor in the portfolio. The Michaels Companies., Inc. also detracted from fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class I/JSNIX)	6.41%	2.92%	2.78%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.59%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.86%	1.47%	1.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,296,724,237
Total number of portfolio holdings	413
Total advisory fees paid (net)	$2,227,236
Portfolio turnover rate	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.5%
U.S. Government	16.8%
Asset-backed securities	16.8%
Collateralized mortgage obligations – Commercial and residential	1.8%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Foreign government obligations	0.4%
Term loans	0.2%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4543893
472A-I
5/25
7/25
John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class NAV
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class NAV)	$27	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class NAV) returned 6.54% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting. Paramount Global and The Boeing Company were the leading individual contributors in the category.
High-yield corporate bonds | High-yield bonds delivered gains and outpaced the investment-grade market.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, emerging-market corporate issues, and commercial mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although most of the fund’s positions registered positive absolute returns, certain holdings finished with losses.
Specific securities detractors | The position in Liberty Communications Puerto Rico was the largest individual detractor in the portfolio. The Michaels Companies., Inc. also detracted from fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class NAV)	6.54%	3.03%	2.90%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.59%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.86%	1.47%	1.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,296,724,237
Total number of portfolio holdings	413
Total advisory fees paid (net)	$2,227,236
Portfolio turnover rate	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.5%
U.S. Government	16.8%
Asset-backed securities	16.8%
Collateralized mortgage obligations – Commercial and residential	1.8%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Foreign government obligations	0.4%
Term loans	0.2%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4543893
472A-NAV
5/25
7/25
John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class R6/JSNRX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class R6/JSNRX)	$28	0.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class R6/JSNRX) returned 6.53% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Investment-grade corporate bonds | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting. Paramount Global and The Boeing Company were the leading individual contributors in the category.
High-yield corporate bonds | High-yield bonds delivered gains and outpaced the investment-grade market.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, emerging-market corporate issues, and commercial mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although most of the fund’s positions registered positive absolute returns, certain holdings finished with losses.
Specific securities detractors | The position in Liberty Communications Puerto Rico was the largest individual detractor in the portfolio. The Michaels Companies., Inc. also detracted from fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Short Duration Bond Fund (Class R6/JSNRX)	6.53%	3.05%	2.91%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.59%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.86%	1.47%	1.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,296,724,237
Total number of portfolio holdings	413
Total advisory fees paid (net)	$2,227,236
Portfolio turnover rate	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.5%
U.S. Government	16.8%
Asset-backed securities	16.8%
Collateralized mortgage obligations – Commercial and residential	1.8%
Collateralized mortgage obligations – U.S. Government Agency	0.4%
Foreign government obligations	0.4%
Term loans	0.2%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543893

472A-R6

5/25

7/25

John Hancock Short Duration Bond Fund

John Hancock Investment Grade Bond Fund
Class A/TAUSX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class A/TAUSX)	$76	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class A/TAUSX) returned 5.26% (excluding sales charges) for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class A/TAUSX)	1.06%	(1.51)%	0.99%
Investment Grade Bond Fund (Class A/TAUSX)—excluding sales charge	5.26%	(0.71)%	1.40%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543921

55A-A

5/25

7/25

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class C/TCUSX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class C/TCUSX)	$152	1.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class C/TCUSX) returned 4.48% (excluding sales charges) for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class C/TCUSX)	3.48%	(1.45)%	0.64%
Investment Grade Bond Fund (Class C/TCUSX)—excluding sales charge	4.48%	(1.45)%	0.64%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543921

55A-C

5/25

7/25

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class I/TIUSX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class I/TIUSX)	$50	0.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class I/TIUSX) returned 5.53% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class I/TIUSX)	5.53%	(0.44)%	1.66%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective August 30, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class I in an amount equal to the amount by which expenses of the class exceed 0.49% of the class’s average daily net assets.
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543921

55A-I

5/25

7/25

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class R2/JIGBX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R2/JIGBX)	$89	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R2/JIGBX) returned 5.13% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R2/JIGBX)	5.13%	(0.82)%	1.30%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543921

55A-R2

5/25

7/25

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class R4/JIGMX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R4/JIGMX)	$66	0.64%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R4/JIGMX) returned 5.38% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R4/JIGMX)	5.38%	(0.58)%	1.54%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543921

55A-R4

5/25

7/25

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class R6/JIGEX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R6/JIGEX)	$40	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R6/JIGEX) returned 5.64% for the year ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Charter Communications Operating LLC and Fresenius Medical Care AG.
Other contributing sectors | An allocation to U.S. Treasuries and government debt also contributed, as did holdings in asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed securities.

TOP PERFORMANCE DETRACTORS
Specific U.S. Treasury positions | Although the fund’s positions in Treasuries added value as a group, certain holdings in Treasuries experienced losses.
A small number of individual investment-grade corporate bonds | While most of the fund’s positions in this category registered positive absolute returns, a limited group of holdings—including Ford Motor Credit Company LLC and Occidental Petroleum Corp.—lost ground.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R6/JIGEX)	5.64%	(0.33)%	1.78%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,411,639,530
Total number of portfolio holdings	901
Total advisory fees paid (net)	$10,890,935
Portfolio turnover rate	107%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.6%
U.S. Government	18.8%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 26, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543921

55A-R6

5/25

7/25

John Hancock Investment Grade Bond Fund

John Hancock High Yield Fund
Class A/JHHBX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class A/JHHBX)	$94	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class A/JHHBX) returned 7.65% (excluding sales charges) for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Technology | Holdings in this industry group made the largest contribution to absolute performance, led by Microstrategy, Inc.
Cable & satellite services | CCO Holdings LLC, the issuing entity of Charter Communications, Inc., was the leading contributor in the industry.
Individual security contributors | The fund’s position in the bonds of the media company iHeart Communications, Inc. made the largest contribution to performance at the individual security level. Level 3 Financing, Inc. also aided returns.

TOP PERFORMANCE DETRACTORS
Sector detractors | Retail was one of the few sectors in which the fund’s holdings suffered negative returns, primarily as a result of a loss for the bonds of Saks Global Enterprises LLC. The chemicals and paper industries were also modest detractors.
Individual security detractors | Holdings in Liberty Media and Liberty Communications Puerto Rico were also notable detractors, as were the chemical producer Trinseo Materials and the building materials producer JELD-WEN, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class A/JHHBX)	3.18%	4.02%	3.54%
High Yield Fund (Class A/JHHBX)—excluding sales charge	7.65%	4.87%	3.96%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,398,078,990
Total number of portfolio holdings	393
Total advisory fees paid (net)	$6,186,805
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.5%
Term loans	7.5%
Asset-backed securities	1.9%
Preferred securities	1.0%
U.S. Government Agency	0.3%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 7, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543906

57A-A

5/25

7/25

John Hancock High Yield Fund

John Hancock High Yield Fund
Class C/JHYCX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class C/JHYCX)	$172	1.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class C/JHYCX) returned 6.85% (excluding sales charges) for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Technology | Holdings in this industry group made the largest contribution to absolute performance, led by Microstrategy, Inc.
Cable & satellite services | CCO Holdings LLC, the issuing entity of Charter Communications, Inc., was the leading contributor in the industry.
Individual security contributors | The fund’s position in the bonds of the media company iHeart Communications, Inc. made the largest contribution to performance at the individual security level. Level 3 Financing, Inc. also aided returns.

TOP PERFORMANCE DETRACTORS
Sector detractors | Retail was one of the few sectors in which the fund’s holdings suffered negative returns, primarily as a result of a loss for the bonds of Saks Global Enterprises LLC. The chemicals and paper industries were also modest detractors.
Individual security detractors | Holdings in Liberty Media and Liberty Communications Puerto Rico were also notable detractors, as were the chemical producer Trinseo Materials and the building materials producer JELD-WEN, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class C/JHYCX)	5.85%	4.08%	3.18%
High Yield Fund (Class C/JHYCX)—excluding sales charge	6.85%	4.08%	3.18%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,398,078,990
Total number of portfolio holdings	393
Total advisory fees paid (net)	$6,186,805
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.5%
Term loans	7.5%
Asset-backed securities	1.9%
Preferred securities	1.0%
U.S. Government Agency	0.3%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 7, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543906

57A-C

5/25

7/25

John Hancock High Yield Fund

John Hancock High Yield Fund
Class I/JYHIX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class I/JYHIX)	$69	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class I/JYHIX) returned 7.92% for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Technology | Holdings in this industry group made the largest contribution to absolute performance, led by Microstrategy, Inc.
Cable & satellite services | CCO Holdings LLC, the issuing entity of Charter Communications, Inc., was the leading contributor in the industry.
Individual security contributors | The fund’s position in the bonds of the media company iHeart Communications, Inc. made the largest contribution to performance at the individual security level. Level 3 Financing, Inc. also aided returns.

TOP PERFORMANCE DETRACTORS
Sector detractors | Retail was one of the few sectors in which the fund’s holdings suffered negative returns, primarily as a result of a loss for the bonds of Saks Global Enterprises LLC. The chemicals and paper industries were also modest detractors.
Individual security detractors | Holdings in Liberty Media and Liberty Communications Puerto Rico were also notable detractors, as were the chemical producer Trinseo Materials and the building materials producer JELD-WEN, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class I/JYHIX)	7.92%	5.13%	4.22%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,398,078,990
Total number of portfolio holdings	393
Total advisory fees paid (net)	$6,186,805
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.5%
Term loans	7.5%
Asset-backed securities	1.9%
Preferred securities	1.0%
U.S. Government Agency	0.3%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 7, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543906

57A-I

5/25

7/25

John Hancock High Yield Fund

John Hancock High Yield Fund
Class NAV
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class NAV)	$57	0.55%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class NAV) returned 8.05% for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Technology | Holdings in this industry group made the largest contribution to absolute performance, led by Microstrategy, Inc.
Cable & satellite services | CCO Holdings LLC, the issuing entity of Charter Communications, Inc., was the leading contributor in the industry.
Individual security contributors | The fund’s position in the bonds of the media company iHeart Communications, Inc. made the largest contribution to performance at the individual security level. Level 3 Financing, Inc. also aided returns.

TOP PERFORMANCE DETRACTORS
Sector detractors | Retail was one of the few sectors in which the fund’s holdings suffered negative returns, primarily as a result of a loss for the bonds of Saks Global Enterprises LLC. The chemicals and paper industries were also modest detractors.
Individual security detractors | Holdings in Liberty Media and Liberty Communications Puerto Rico were also notable detractors, as were the chemical producer Trinseo Materials and the building materials producer JELD-WEN, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class NAV)	8.05%	5.18%	4.31%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,398,078,990
Total number of portfolio holdings	393
Total advisory fees paid (net)	$6,186,805
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.5%
Term loans	7.5%
Asset-backed securities	1.9%
Preferred securities	1.0%
U.S. Government Agency	0.3%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 7, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4543906
57A-NAV
5/25
7/25
John Hancock High Yield Fund

John Hancock High Yield Fund
Class R6/JFHYX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class R6/JFHYX)	$58	0.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class R6/JFHYX) returned 8.04% for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Technology | Holdings in this industry group made the largest contribution to absolute performance, led by Microstrategy, Inc.
Cable & satellite services | CCO Holdings LLC, the issuing entity of Charter Communications, Inc., was the leading contributor in the industry.
Individual security contributors | The fund’s position in the bonds of the media company iHeart Communications, Inc. made the largest contribution to performance at the individual security level. Level 3 Financing, Inc. also aided returns.

TOP PERFORMANCE DETRACTORS
Sector detractors | Retail was one of the few sectors in which the fund’s holdings suffered negative returns, primarily as a result of a loss for the bonds of Saks Global Enterprises LLC. The chemicals and paper industries were also modest detractors.
Individual security detractors | Holdings in Liberty Media and Liberty Communications Puerto Rico were also notable detractors, as were the chemical producer Trinseo Materials and the building materials producer JELD-WEN, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class R6/JFHYX)	8.04%	5.17%	4.25%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.94%

Class R6 shares were first offered 10-31-16. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,398,078,990
Total number of portfolio holdings	393
Total advisory fees paid (net)	$6,186,805
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.5%
Term loans	7.5%
Asset-backed securities	1.9%
Preferred securities	1.0%
U.S. Government Agency	0.3%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on February 7, 2025.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4543906
57A-R6
5/25
7/25
John Hancock High Yield Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $219,451 and $211,603 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, reviews related to supplemental regulatory filings, and software licensing fees. Amounts billed to the registrant were $4,307 and $239 for fiscal years ended May 31, 2025 and May 31, 2024, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $13,146 and $12,762 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $1,108 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $649,278 for the fiscal year ended May 31, 2025 and $983,248 for the fiscal year ended May 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2025 for the following funds:

  John Hancock High Yield Fund

  John Hancock Investment Grade Bond Fund

  John Hancock Short Duration Bond Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
High Yield Fund
Fixed income
May 31, 2025

John Hancock
High Yield Fund

2	Fund’s investments
21	Financial statements
25	Financial highlights
30	Notes to financial statements
42	Report of independent registered public accounting firm
43	Tax information
1	JOHN HANCOCK HIGH YIELD FUND |

Fund’s investments
AS OF 5-31-25
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.3%				$4,431,712
(Cost $4,390,485)
U.S. Government Agency 0.3%				4,431,712
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	07-01-53	1,592,891	1,587,333
30 Yr Pass Thru	6.000	09-01-53	1,478,419	1,506,968

Federal National Mortgage Association 30 Yr Pass Thru	5.500	07-01-53	1,342,852	1,337,411
Corporate bonds 85.5%				$1,195,693,979
(Cost $1,218,740,075)
Communication services 14.2%				198,258,354
Diversified telecommunication services 2.6%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	5,328,000	5,362,439
Connect Finco SARL (A)	9.000	09-15-29	1,810,000	1,725,129
Frontier Florida LLC	6.860	02-01-28	6,250,000	6,437,500
GCI LLC (A)	4.750	10-15-28	7,883,000	7,414,058
Iliad Holding SAS (A)	7.000	04-15-32	3,146,000	3,166,224
Level 3 Financing, Inc. (A)	11.000	11-15-29	5,757,000	6,530,831
Sable International Finance, Ltd. (A)	7.125	10-15-32	2,646,000	2,596,672
Windstream Services LLC (A)	8.250	10-01-31	2,822,000	2,936,985
Entertainment 1.8%
AMC Entertainment Holdings, Inc. (A)(B)	7.500	02-15-29	1,520,000	1,187,880
Cinemark USA, Inc. (A)	7.000	08-01-32	1,004,000	1,032,846
Live Nation Entertainment, Inc. (A)(B)	4.750	10-15-27	7,985,000	7,860,607
Playtika Holding Corp. (A)	4.250	03-15-29	6,258,000	5,572,771
ROBLOX Corp. (A)	3.875	05-01-30	4,832,000	4,494,215
Univision Communications, Inc. (A)(B)	8.500	07-31-31	5,647,000	5,422,035
Interactive media and services 1.6%
ANGI Group LLC (A)	3.875	08-15-28	4,376,000	4,054,019
Arches Buyer, Inc. (A)	6.125	12-01-28	1,919,000	1,754,068
Cars.com, Inc. (A)	6.375	11-01-28	3,434,000	3,430,799
Match Group Holdings II LLC (A)	5.625	02-15-29	5,239,000	5,195,064
Snap, Inc. (A)	6.875	03-01-33	3,919,000	3,969,735
ZipRecruiter, Inc. (A)	5.000	01-15-30	5,190,000	4,476,575
Media 7.2%
Altice Financing SA (A)	5.750	08-15-29	3,522,000	2,692,015
Altice Financing SA (A)(B)	9.625	07-15-27	5,173,000	4,542,360
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	2

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Altice France Holding SA (A)	10.500	05-15-27	3,550,000	$1,269,125
Altice France SA (A)	5.500	10-15-29	3,744,000	3,180,868
Altice France SA (A)	8.125	02-01-27	3,761,000	3,451,731
CCO Holdings LLC (A)	4.500	08-15-30	7,721,000	7,239,602
CCO Holdings LLC (A)	5.125	05-01-27	5,595,000	5,537,279
CCO Holdings LLC (A)	5.375	06-01-29	4,470,000	4,408,250
CCO Holdings LLC (A)	6.375	09-01-29	5,030,000	5,098,222
CCO Holdings LLC (A)(B)	7.375	03-01-31	7,731,000	8,001,585
CSC Holdings LLC (A)(B)	6.500	02-01-29	4,279,000	3,413,999
CSC Holdings LLC (A)	11.750	01-31-29	4,883,000	4,577,550
Directv Financing LLC (A)	10.000	02-15-31	6,293,000	6,125,306
DISH Network Corp. (A)	11.750	11-15-27	5,825,000	6,009,717
Gray Media, Inc. (A)(B)	4.750	10-15-30	708,000	512,415
Gray Media, Inc. (A)(B)	10.500	07-15-29	1,400,000	1,488,929
iHeartCommunications, Inc. (A)	10.875	05-01-30	6,037,200	2,952,613
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	7,292,000	5,283,316
Scripps Escrow II, Inc. (A)	5.375	01-15-31	2,554,000	1,755,875
Scripps Escrow, Inc. (A)(B)	5.875	07-15-27	801,000	679,138
Sirius XM Radio LLC (A)	4.000	07-15-28	4,103,000	3,893,475
Sirius XM Radio LLC (A)	5.500	07-01-29	4,832,000	4,752,973
Stagwell Global LLC (A)	5.625	08-15-29	5,413,000	5,089,506
Virgin Media Finance PLC (A)	5.000	07-15-30	2,741,000	2,484,875
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	5,891,000	5,731,028
Wireless telecommunication services 1.0%
C&W Senior Finance, Ltd. (A)	9.000	01-15-33	3,278,000	3,252,352
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55	5,158,000	5,198,374
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (C)	6.875	07-19-27	5,190,000	5,015,424
Consumer discretionary 14.2%				198,618,218
Automobile components 1.2%
Clarios Global LP (A)	6.750	05-15-28	3,288,000	3,350,018
The Goodyear Tire & Rubber Company (B)	5.000	07-15-29	2,169,000	2,077,784
ZF North America Capital, Inc. (A)	6.750	04-23-30	3,801,000	3,609,943
ZF North America Capital, Inc. (A)	6.875	04-14-28	6,152,000	6,097,058
ZF North America Capital, Inc. (A)	7.125	04-14-30	1,301,000	1,254,285
3	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail 1.9%
Kohl’s Corp.	5.125	05-01-31	3,044,000	$1,936,207
Kohl’s Corp. (A)	10.000	06-01-30	3,719,000	3,818,526
Liberty Interactive LLC	8.250	02-01-30	8,512,000	1,404,480
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	4,007,000	3,824,191
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	407,595
Nordstrom, Inc. (B)	4.250	08-01-31	4,285,000	3,708,350
QVC, Inc. (A)	6.875	04-15-29	3,621,000	1,611,345
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)(C)	6.250	04-22-31	1,577,000	1,427,813
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(C)	8.125	12-15-29	1,201,000	1,151,876
Rakuten Group, Inc. (A)	11.250	02-15-27	3,971,000	4,281,745
Wand NewCo 3, Inc. (A)	7.625	01-30-32	2,586,000	2,690,221
Diversified consumer services 0.3%
Sotheby’s (A)	7.375	10-15-27	4,968,000	4,892,026
Hotels, restaurants and leisure 7.4%
Affinity Interactive (A)	6.875	12-15-27	5,292,000	3,933,544
Allwyn Entertainment Financing UK PLC (A)	7.875	04-30-29	4,300,000	4,451,803
Caesars Entertainment, Inc. (A)	7.000	02-15-30	8,686,000	8,912,965
Carnival Corp. (A)	5.875	06-15-31	4,263,000	4,265,558
Carnival Corp. (A)	6.000	05-01-29	1,588,000	1,592,186
CEC Entertainment LLC (A)	6.750	05-01-26	4,977,000	4,896,091
Choice Hotels International, Inc.	5.850	08-01-34	5,274,000	5,196,963
Fontainebleau Las Vegas Holdings LLC (A)(D)	11.000	06-15-15	2,983,778	298
Full House Resorts, Inc. (A)(B)	8.250	02-15-28	4,181,000	3,999,817
Hilton Grand Vacations Borrower LLC (A)	4.875	07-01-31	4,011,000	3,596,574
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	6,012,000	6,004,363
International Game Technology PLC (A)	6.250	01-15-27	8,255,000	8,343,948
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	2,760,000	2,615,100
Marriott Ownership Resorts, Inc. (A)(B)	4.500	06-15-29	5,602,000	5,259,373
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	5,646,000	5,409,976
NCL Corp., Ltd. (A)	5.875	03-15-26	531,000	531,336
New Red Finance, Inc. (A)	3.875	01-15-28	4,439,000	4,296,750
Resorts World Las Vegas LLC (A)	8.450	07-27-30	4,400,000	4,330,182
Royal Caribbean Cruises, Ltd. (A)	5.625	09-30-31	1,947,000	1,924,387
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	4

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33	3,257,000	$3,268,691
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	930,000	942,555
Sabre GLBL, Inc. (A)	8.625	06-01-27	3,629,000	3,731,610
Sabre GLBL, Inc. (A)(B)	10.750	11-15-29	3,622,000	3,694,440
Sabre GLBL, Inc. (A)	11.125	07-15-30	3,967,000	4,070,142
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	4,469,000	4,324,391
Yum! Brands, Inc.	5.375	04-01-32	4,389,000	4,338,185
Household durables 0.9%
KB Home	4.000	06-15-31	4,092,000	3,709,241
KB Home	7.250	07-15-30	3,082,000	3,164,789
Newell Brands, Inc. (B)	6.375	09-15-27	4,562,000	4,571,197
Newell Brands, Inc. (A)	8.500	06-01-28	1,103,000	1,141,107
Specialty retail 2.5%
Amer Sports Company (A)	6.750	02-16-31	4,404,000	4,578,907
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	5,015,000	4,682,949
Group 1 Automotive, Inc. (A)	4.000	08-15-28	4,114,000	3,942,469
Group 1 Automotive, Inc. (A)	6.375	01-15-30	2,305,000	2,347,391
Lithia Motors, Inc. (A)	3.875	06-01-29	6,707,000	6,316,696
Lithia Motors, Inc. (A)	4.375	01-15-31	2,762,000	2,588,524
Saks Global Enterprises LLC (A)	11.000	12-15-29	3,679,000	1,646,353
The Michaels Companies, Inc. (A)	7.875	05-01-29	4,697,000	2,266,303
Wayfair LLC (A)(B)	7.250	10-31-29	1,266,000	1,232,998
Wayfair LLC (A)(B)	7.750	09-15-30	5,057,000	4,954,603
Consumer staples 3.1%				43,009,146
Consumer staples distribution and retail 1.3%
Albertsons Companies, Inc. (A)(B)	6.500	02-15-28	4,093,000	4,175,601
Performance Food Group, Inc. (A)	4.250	08-01-29	4,378,000	4,172,816
US Foods, Inc. (A)	4.750	02-15-29	3,449,000	3,372,792
US Foods, Inc. (A)	5.750	04-15-33	2,490,000	2,446,179
Walgreens Boots Alliance, Inc.	8.125	08-15-29	4,240,000	4,442,524
Food products 0.8%
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	4,675,000	4,408,729
Post Holdings, Inc. (A)	5.500	12-15-29	2,683,000	2,649,685
Post Holdings, Inc. (A)	6.375	03-01-33	3,438,000	3,412,873
Personal care products 1.0%
Edgewell Personal Care Company (A)	4.125	04-01-29	3,407,000	3,186,394
Edgewell Personal Care Company (A)	5.500	06-01-28	4,179,000	4,108,605
HLF Financing Sarl LLC (A)	12.250	04-15-29	1,629,000	1,762,286
Opal Bidco SAS (A)	6.500	03-31-32	4,875,000	4,870,662
5	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 11.9%				$165,802,350
Energy equipment and services 0.8%
Archrock Partners LP (A)	6.250	04-01-28	1,400,000	1,397,728
Archrock Partners LP (A)	6.625	09-01-32	4,469,000	4,492,507
USA Compression Partners LP	6.875	09-01-27	2,904,000	2,902,948
USA Compression Partners LP (A)	7.125	03-15-29	1,463,000	1,485,993
Oil, gas and consumable fuels 11.1%
Antero Midstream Partners LP (A)	5.375	06-15-29	4,455,000	4,409,665
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	5,363,000	5,343,530
Blue Racer Midstream LLC (A)	7.000	07-15-29	1,781,000	1,840,088
Buckeye Partners LP (A)	6.750	02-01-30	1,147,000	1,183,948
Buckeye Partners LP (A)	6.875	07-01-29	3,446,000	3,543,126
Civitas Resources, Inc. (A)	8.750	07-01-31	4,453,000	4,353,724
Civitas Resources, Inc. (A)	9.625	06-15-33	2,747,000	2,751,088
CNX Resources Corp. (A)	6.000	01-15-29	3,304,000	3,279,980
Continental Resources, Inc. (A)	5.750	01-15-31	2,923,000	2,909,956
Delek Logistics Partners LP (A)	7.125	06-01-28	2,651,000	2,662,140
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	4,379,000	4,533,520
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	9,559,000	10,372,653
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	7,099,000	7,129,512
Excelerate Energy LP (A)	8.000	05-15-30	3,685,000	3,814,828
Genesis Energy LP	8.000	05-15-33	2,367,000	2,401,691
Genesis Energy LP	8.250	01-15-29	5,273,000	5,456,094
Hess Midstream Operations LP (A)	6.500	06-01-29	961,000	981,073
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	964,000	997,629
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	3,603,000	3,767,931
Kinetik Holdings LP (A)	6.625	12-15-28	1,271,000	1,296,233
Long Ridge Energy LLC (A)	8.750	02-15-32	4,057,000	4,088,608
MEG Energy Corp. (A)	5.875	02-01-29	4,164,000	4,142,484
Parkland Corp. (A)	5.875	07-15-27	5,691,000	5,677,323
Permian Resources Operating LLC (A)	7.000	01-15-32	3,827,000	3,925,717
Range Resources Corp.	8.250	01-15-29	3,300,000	3,389,895
Rockies Express Pipeline LLC (A)	6.750	03-15-33	4,233,000	4,359,766
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	2,576,000	2,656,716
SM Energy Company (A)	7.000	08-01-32	4,250,000	4,080,035
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	6

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)(B)	7.500	03-01-55	2,912,000	$2,903,763
Sunoco LP	4.500	04-30-30	3,099,000	2,924,603
Sunoco LP	6.000	04-15-27	3,547,000	3,545,106
TransMontaigne Partners LLC (A)	8.500	06-15-30	1,336,000	1,363,850
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	3,187,000	3,230,895
Venture Global LNG, Inc. (A)	7.000	01-15-30	4,051,000	4,033,074
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29	15,321,000	14,450,316
Venture Global LNG, Inc. (A)	9.500	02-01-29	7,657,000	8,186,451
Venture Global Plaquemines LNG LLC (A)	7.500	05-01-33	6,795,000	7,097,024
Viper Energy, Inc. (A)	7.375	11-01-31	2,326,000	2,439,139
Financials 12.4%				173,214,224
Banks 2.9%
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	998,000	1,029,379
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29	5,271,000	5,497,463
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)(C)	8.000	08-22-31	5,442,000	5,690,547
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(C)	9.250	11-17-27	3,046,000	3,235,961
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (C)	5.650	10-06-25	5,400,000	5,387,187
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	4,817,000	4,917,486
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	4,291,000	4,361,215
Popular, Inc.	7.250	03-13-28	4,788,000	5,033,294
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%) (B)	7.250	07-31-84	5,071,000	5,180,640
Capital markets 0.9%
Boost Newco Borrower LLC (A)	7.500	01-15-31	3,264,000	3,453,505
7	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,149,000	$2,975,731
Focus Financial Partners LLC (A)	6.750	09-15-31	6,194,000	6,266,073
Consumer finance 1.8%
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (A)	8.375	06-15-35	1,415,000	1,373,839
Credit Acceptance Corp. (A)	6.625	03-15-30	2,318,000	2,308,948
goeasy, Ltd. (A)	7.375	10-01-30	4,814,000	4,809,706
OneMain Finance Corp.	6.750	03-15-32	1,382,000	1,373,645
OneMain Finance Corp.	7.875	03-15-30	4,668,000	4,878,058
OneMain Finance Corp.	9.000	01-15-29	3,557,000	3,727,986
PHH Escrow Issuer LLC (A)	9.875	11-01-29	1,677,000	1,646,780
Rfna LP (A)	7.875	02-15-30	1,369,000	1,372,422
World Acceptance Corp. (A)	7.000	11-01-26	3,663,000	3,647,532
Financial services 2.6%
Accelerate360 Holdings LLC (11.000% Cash or 12.500% PIK) (A)	11.000	12-01-31	1,881,911	2,008,940
Block, Inc. (B)	3.500	06-01-31	6,287,000	5,680,820
Enact Holdings, Inc.	6.250	05-28-29	6,806,000	6,987,900
Freedom Mortgage Corp. (A)	12.250	10-01-30	4,483,000	4,954,661
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	1,881,000	1,857,812
Nationstar Mortgage Holdings, Inc. (A)	6.500	08-01-29	3,458,000	3,522,056
NMI Holdings, Inc.	6.000	08-15-29	4,273,000	4,336,776
PennyMac Financial Services, Inc. (A)	6.875	05-15-32	2,290,000	2,300,763
PennyMac Financial Services, Inc. (A)	6.875	02-15-33	2,138,000	2,149,481
Walker & Dunlop, Inc. (A)	6.625	04-01-33	1,983,000	2,007,962
Insurance 3.9%
Acrisure LLC (A)	7.500	11-06-30	5,162,000	5,326,147
Acrisure LLC (A)	8.500	06-15-29	2,384,000	2,491,447
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,000,000	4,056,016
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	3,813,000	3,900,104
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32	3,273,000	3,364,268
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	2,245,000	2,314,429
F&G Annuities & Life, Inc.	6.250	10-04-34	6,231,000	6,025,517
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	8

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	3,453,000	$3,542,364
Howden UK Refinance PLC (A)	7.250	02-15-31	4,361,000	4,477,295
HUB International, Ltd. (A)	7.250	06-15-30	6,093,000	6,345,384
HUB International, Ltd. (A)	7.375	01-31-32	2,964,000	3,093,227
Panther Escrow Issuer LLC (A)	7.125	06-01-31	5,281,000	5,463,215
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	1,786,000	1,753,261
Ryan Specialty LLC (A)	5.875	08-01-32	2,557,000	2,540,996
Mortgage real estate investment trusts 0.3%
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	4,318,000	4,545,986
Health care 4.7%				66,495,558
Health care equipment and supplies 0.6%
Medline Borrower LP (A)	6.250	04-01-29	3,585,000	3,647,966
Varex Imaging Corp. (A)	7.875	10-15-27	5,622,000	5,595,955
Health care providers and services 2.6%
Acadia Healthcare Company, Inc. (A)(B)	7.375	03-15-33	4,295,000	4,376,369
AdaptHealth LLC (A)	4.625	08-01-29	5,609,000	5,180,530
AMN Healthcare, Inc. (A)(B)	4.000	04-15-29	3,534,000	3,247,222
DaVita, Inc. (A)	3.750	02-15-31	4,428,000	3,921,949
DaVita, Inc. (A)	4.625	06-01-30	6,250,000	5,840,256
HealthEquity, Inc. (A)	4.500	10-01-29	5,910,000	5,644,400
Raven Acquisition Holdings LLC (A)	6.875	11-15-31	2,555,000	2,543,405
Tenet Healthcare Corp.	5.125	11-01-27	3,033,000	3,014,142
Tenet Healthcare Corp.	6.125	10-01-28	2,270,000	2,273,298
Pharmaceuticals 1.5%
Bausch Health Companies, Inc. (A)	10.000	04-15-32	9,975,000	9,875,419
Endo Finance Holdings, Inc. (A)(B)	8.500	04-15-31	5,511,000	5,704,331
Organon & Company (A)	4.125	04-30-28	5,994,000	5,630,316
Industrials 10.6%				147,963,055
Aerospace and defense 0.9%
Axon Enterprise, Inc. (A)	6.125	03-15-30	1,417,000	1,445,199
Axon Enterprise, Inc. (A)	6.250	03-15-33	1,416,000	1,436,642
Bombardier, Inc. (A)	7.875	04-15-27	2,153,000	2,162,895
TransDigm, Inc. (A)	6.375	03-01-29	4,563,000	4,637,363
TransDigm, Inc. (A)	7.125	12-01-31	3,270,000	3,382,655
9	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics 0.1%
Stonepeak Nile Parent LLC (A)	7.250	03-15-32	2,024,000	$2,096,257
Building products 1.0%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,241,000	1,125,965
Builders FirstSource, Inc. (A)	6.375	06-15-32	3,870,000	3,906,215
Builders FirstSource, Inc. (A)	6.750	05-15-35	2,738,000	2,753,579
JELD-WEN, Inc. (A)(B)	7.000	09-01-32	5,082,000	3,753,616
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	1,802,000	1,815,564
Commercial services and supplies 2.0%
Albion Financing 1 SARL (A)	7.000	05-21-30	3,060,000	3,103,357
Anagram Holdings LLC (0.000% Cash and 10.000% PIK) (A)(D)(E)	10.000	08-15-26	100,555	0
Cimpress PLC (A)(B)	7.375	09-15-32	2,516,000	2,345,212
Clean Harbors, Inc. (A)	6.375	02-01-31	2,996,000	3,048,763
Garda World Security Corp. (A)	8.250	08-01-32	2,301,000	2,291,053
Garda World Security Corp. (A)	8.375	11-15-32	1,673,000	1,678,606
The Brink’s Company (A)	6.500	06-15-29	1,064,000	1,085,636
The GEO Group, Inc.	10.250	04-15-31	6,585,000	7,218,127
VT Topco, Inc. (A)	8.500	08-15-30	4,463,000	4,731,927
Wrangler Holdco Corp. (A)	6.625	04-01-32	1,737,000	1,791,507
Construction and engineering 1.1%
Arcosa, Inc. (A)	4.375	04-15-29	3,255,000	3,102,366
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	4,104,000	4,096,820
Dycom Industries, Inc. (A)	4.500	04-15-29	4,671,000	4,494,109
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,677,000	3,588,748
Electrical equipment 0.7%
EMRLD Borrower LP (A)	6.625	12-15-30	3,613,000	3,649,540
EMRLD Borrower LP (A)	6.750	07-15-31	4,192,000	4,289,678
Vertiv Group Corp. (A)	4.125	11-15-28	2,098,000	2,032,498
Ground transportation 0.1%
Watco Companies LLC (A)	7.125	08-01-32	1,723,000	1,773,334
Machinery 0.7%
Enpro, Inc. (A)	6.125	06-01-33	2,913,000	2,934,665
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%) (B)	6.707	03-15-60	3,377,000	3,274,865
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,866,000	3,829,397
Passenger airlines 1.5%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	3,350,000	3,521,855
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	10

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	611,900	$614,777
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	1,931,044	1,913,747
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	1,741,263	1,831,207
JetBlue Airways Corp. (A)(B)	9.875	09-20-31	7,091,000	7,014,174
OneSky Flight LLC (A)	8.875	12-15-29	1,490,000	1,502,269
U.S. Airways Group, Inc. (D)(E)	0.000	06-01-12	606,056	0
United Airlines, Inc. (A)	4.625	04-15-29	4,480,000	4,255,336
Professional services 0.7%
Amentum Holdings, Inc. (A)	7.250	08-01-32	1,155,000	1,178,197
CACI International, Inc. (A)	6.375	06-15-33	3,448,000	3,515,029
TriNet Group, Inc. (A)	7.125	08-15-31	4,428,000	4,565,281
Trading companies and distributors 1.8%
Boise Cascade Company (A)	4.875	07-01-30	3,651,000	3,530,208
Herc Holdings Escrow, Inc. (A)	7.000	06-15-30	2,839,000	2,924,811
Herc Holdings, Inc. (A)(B)	6.625	06-15-29	2,564,000	2,597,288
United Rentals North America, Inc.	3.875	02-15-31	3,215,000	2,966,452
United Rentals North America, Inc.	4.000	07-15-30	4,338,000	4,072,175
WESCO Distribution, Inc. (A)	6.375	03-15-29	4,804,000	4,903,693
WESCO Distribution, Inc. (A)	6.375	03-15-33	1,435,000	1,461,638
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,687,000	2,718,760
Information technology 3.9%				55,334,245
Communications equipment 0.2%
EchoStar Corp.	10.750	11-30-29	2,959,000	2,973,499
Electronic equipment, instruments and components 0.2%
Insight Enterprises, Inc. (A)	6.625	05-15-32	1,434,000	1,461,153
Zebra Technologies Corp. (A)	6.500	06-01-32	1,052,000	1,070,753
IT services 0.5%
CoreWeave, Inc. (A)	9.250	06-01-30	1,907,000	1,904,861
Virtusa Corp. (A)	7.125	12-15-28	5,179,000	5,006,664
Semiconductors and semiconductor equipment 0.6%
ON Semiconductor Corp. (A)	3.875	09-01-28	5,120,000	4,890,054
Qorvo, Inc. (A)	3.375	04-01-31	4,891,000	4,303,666
Software 1.8%
Cloud Software Group, Inc. (A)	9.000	09-30-29	9,924,000	10,157,998
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	4,182,000	4,153,770
NCR Voyix Corp. (A)	5.125	04-15-29	512,000	499,008
NCR Voyix Corp. (A)	5.250	10-01-30	3,515,000	3,387,581
UKG, Inc. (A)	6.875	02-01-31	6,481,000	6,677,990
11	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.6%
Diebold Nixdorf, Inc. (A)	7.750	03-31-30	603,000	$633,818
Seagate HDD Cayman	5.750	12-01-34	4,721,000	4,633,974
Seagate HDD Cayman	8.250	12-15-29	1,711,000	1,823,695
Xerox Holdings Corp. (A)	5.500	08-15-28	2,508,000	1,755,761
Materials 4.5%				62,753,547
Chemicals 0.5%
Ashland, Inc.	6.875	05-15-43	3,191,000	3,247,433
Celanese US Holdings LLC	7.050	11-15-30	1,405,000	1,447,965
The Scotts Miracle-Gro Company	4.000	04-01-31	3,086,000	2,770,586
Construction materials 0.2%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	1,030,000	1,046,642
Quikrete Holdings, Inc. (A)	6.750	03-01-33	1,256,000	1,274,521
Containers and packaging 2.5%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	4,752,000	4,763,704
Ardagh Packaging Finance PLC (A)	4.125	08-15-26	7,670,000	6,972,567
Clydesdale Acquisition Holdings, Inc. (A)	6.750	04-15-32	2,269,000	2,293,002
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	4,444,000	4,506,438
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	1,724,000	1,763,016
Owens-Brockway Glass Container, Inc. (A)(B)	7.250	05-15-31	7,934,000	7,947,551
Sealed Air Corp. (A)	6.125	02-01-28	1,924,000	1,945,524
Sealed Air Corp. (A)	6.875	07-15-33	3,213,000	3,365,688
Trivium Packaging Finance BV (A)	8.250	07-15-30	937,000	972,178
Metals and mining 1.0%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	3,292,000	3,096,240
Amsted Industries, Inc. (A)	6.375	03-15-33	1,434,000	1,455,499
First Quantum Minerals, Ltd. (A)	9.375	03-01-29	2,807,000	2,951,451
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,307,000	2,260,372
Midwest Vanadium Proprietary, Ltd. (A)(D)	13.250	02-15-18	1,951,648	1,952
Northwest Acquisitions ULC (A)(D)	7.125	11-01-22	1,140,000	11
Novelis Corp. (A)	4.750	01-30-30	3,896,000	3,703,672
Paper and forest products 0.3%
Magnera Corp. (A)	7.250	11-15-31	5,429,000	4,967,535
Real estate 2.5%				35,400,016
Health care REITs 0.3%
Diversified Healthcare Trust (A)(F)	6.540	01-15-26	3,495,000	3,356,958
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	12

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Health care REITs (continued)
Diversified Healthcare Trust	9.750	06-15-25		690,000	$689,956
MPT Operating Partnership LP (A)	8.500	02-15-32		808,000	828,236
Hotel and resort REITs 0.1%
XHR LP (A)	6.625	05-15-30		1,580,000	1,583,367
Real estate management and development 0.7%
Anywhere Real Estate Group LLC (A)(B)	7.000	04-15-30		4,943,471	4,515,948
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (A)	13.000	09-12-30		1,764,910	1,058,946
Greystar Real Estate Partners LLC (A)	7.750	09-01-30		3,895,000	4,133,207
Specialized REITs 1.4%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32		3,982,000	3,766,986
Iron Mountain, Inc. (A)	4.875	09-15-29		8,669,000	8,413,515
Outfront Media Capital LLC (A)	7.375	02-15-31		2,602,000	2,747,850
Uniti Group LP (A)	10.500	02-15-28		4,058,000	4,305,047
Utilities 3.5%					48,845,266
Electric utilities 0.8%
NRG Energy, Inc. (A)	3.625	02-15-31		5,973,000	5,416,371
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28		2,973,000	3,273,463
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55		2,925,000	2,864,204
Gas utilities 0.3%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54		4,308,000	4,213,386
Independent power and renewable electricity producers 2.4%
Alpha Generation LLC (A)	6.750	10-15-32		2,125,000	2,166,588
Calpine Corp. (A)	4.500	02-15-28		4,884,000	4,790,256
ContourGlobal Power Holdings SA (A)	5.000	02-28-30	EUR	2,553,000	2,918,801
ContourGlobal Power Holdings SA (A)	6.750	02-28-30		4,589,000	4,648,841
Lightning Power LLC (A)	7.250	08-15-32		3,547,000	3,718,873
Talen Energy Supply LLC (A)	8.625	06-01-30		4,623,000	4,937,142
13	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	2,948,000	$2,971,325

Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(C)	8.875	01-15-29	6,448,000	6,926,016
Term loans (G) 7.5%				$104,353,892
(Cost $108,133,372)
Communication services 2.5%				34,889,674
Entertainment 0.3%
AMC Entertainment Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 7.000%)	11.323	01-04-29	4,048,878	4,053,089
Interactive media and services 1.4%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.677	12-06-27	4,724,973	4,646,208
X Corp., 2025 Fixed Term Loan	9.500	10-26-29	14,371,000	14,296,835
Media 0.8%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	9.756	08-15-28	4,066,142	3,735,118
Cable One, Inc., 2021 Term Loan B4 (1 month CME Term SOFR + 2.000%)	6.441	05-03-28	3,740,568	3,592,816
Gannett Holdings LLC, 2024 Term Loan (3 month CME Term SOFR + 5.000%)	9.325	10-15-29	572,326	567,318
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	9.324	02-19-30	4,418,000	3,998,290
Consumer discretionary 1.5%				20,046,973
Hotels, restaurants and leisure 1.5%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.563	06-29-29	7,667,000	7,265,326
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (D)(E)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (D)(E)	0.000	06-06-21	1,618,638	0
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	04-26-30	7,226,563	7,059,485
Oravel Stays Singapore Pte, Ltd. , 2025 Term Loan B (3 month CME Term SOFR + 8.000%)	12.299	01-08-30	5,834,000	5,722,162
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	14

	Rate (%)	Maturity date	Par value^	Value
Financials 0.9%				$12,969,403
Financial services 0.6%
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%)	9.577	10-06-28	4,344,000	4,325,017
Osaic Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	08-17-28	4,319,422	4,331,171
Insurance 0.3%
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	7.327	11-01-28	2,233,374	2,230,583
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.049	05-06-32	2,082,632	2,082,632
Health care 0.9%				12,508,004
Health care equipment and supplies 0.4%
Bausch + Lomb Corp., Term Loan (1 month CME Term SOFR + 3.250%)	7.679	05-10-27	5,702,663	5,681,906
Health care providers and services 0.3%
Mamba Purchaser, Inc., 2024 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	10-16-28	4,787,506	4,777,022
Health care technology 0.2%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	02-15-29	2,059,000	2,049,076
Industrials 1.2%				16,836,269
Commercial services and supplies 0.9%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.177	05-12-28	6,370,304	6,376,292
Anticimex Global AB, 2024 Term Loan B6 (3 month CME Term SOFR + 3.400%)	7.660	11-16-28	1,339,643	1,339,643
Garda World Security Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.333	02-01-29	4,896,723	4,876,303
Passenger airlines 0.2%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	6.522	04-20-28	2,714,706	2,683,487
15	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services 0.1%
Holding Socotec SAS, 2024 USD Term Loan B (3 month CME Term SOFR + 3.750%)	8.060	06-30-28	1,556,000	$1,560,544
Information technology 0.3%				4,213,031
Software 0.1%
Project Boost Purchaser LLC, 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%)	9.549	07-16-32	1,290,000	1,283,008
Technology hardware, storage and peripherals 0.2%
Xerox Corp., 2023 Term Loan B (3 and 6 month CME Term SOFR + 4.000%)	8.275	11-17-29	3,052,107	2,930,023
Materials 0.2%				2,890,538
Chemicals 0.2%
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	7.094	05-03-28	5,699,397	2,405,602
Metals and mining 0.0%

Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) (E)	10.000	12-31-27	511,968	484,936
Collateralized mortgage obligations 0.1%				$1,515,198
(Cost $0)
Commercial and residential 0.1%				1,515,198
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	30,306,607	465,040
Series 2007-4, Class ES IO	0.350	07-19-47	31,293,309	495,167

Series 2007-6, Class ES IO (A)	0.343	08-19-37	33,528,534	554,991
Asset-backed securities 1.9%				$26,037,055
(Cost $25,225,940)
Asset-backed securities 1.9%				26,037,055
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	3,810,000	3,835,244
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	4,130,062	4,009,225
KKR Financial CLO, Ltd.
Series 2013-1A, Class A1R2 (3 month CME Term SOFR + 1.100%) (A)(H)	5.356	04-15-29	223,098	223,087
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	2,182,268	2,222,703
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	16

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	7,004,765	$7,087,626
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	2,532,551	2,577,674
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	4,213,825	4,255,852
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,791,000	1,825,644

	Shares	Value
Common stocks 0.0%		$22,002
(Cost $7,200,876)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (E)(I)	11,688	0
New Cotai, Inc., Class B (E)(I)(J)	11	0
Energy 0.0%		22,002
Energy equipment and services 0.0%
TPT Acquisition, Inc. (E)(I)	2,560	0
Oil, gas and consumable fuels 0.0%
KCAD Holdings I, Ltd. (E)(I)(J)	752,218,031	752
MWO Holdings LLC (E)(I)	1,134	0

Permian Production (E)(I)	35,417	21,250
Preferred securities 1.0%		$13,969,921
(Cost $15,828,380)
Communication services 0.4%		5,976,643
Wireless telecommunication services 0.4%
Telephone & Data Systems, Inc., 6.000%	95,860	1,703,432
U.S. Cellular Corp., 6.250%	176,725	4,273,211
Financials 0.4%		5,772,020
Insurance 0.4%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	233,685	5,772,020
Industrials 0.1%		891,688
Construction and engineering 0.1%
Glasstech, Inc., Series A (E)(I)(J)	143	128,700
Glasstech, Inc., Series B (E)(I)(J)	4,475	762,988
Real estate 0.1%		1,329,570
Office REITs 0.1%
Vornado Realty Trust, 5.400%	74,653	1,329,570
17	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Escrow shares 0.0%		$8,522
(Cost $0)
Arctic Canadian Diamonds Holding Units (E)(I)	518	8,522

	Par value^	Value
Escrow certificates 0.0%		$25,256
(Cost $0)
Green Field Energy Services, Inc. (E)(I)	250,000	0
Green Field Energy Services, Inc. (E)(I)	6,000	0
Magellan Health, Inc. (E)(I)	4,380,000	0
Par Pharmaceutical, Inc. (E)(I)	770,000	25,256

	Yield (%)	Shares	Value
Short-term investments 7.1%			$99,803,635
(Cost $99,802,324)
Short-term funds 7.1%			99,803,635
John Hancock Collateral Trust (K)	4.2439(L)	9,977,769	99,803,635

Total investments (Cost $1,479,321,452) 103.4%	$1,445,861,172
Other assets and liabilities, net (3.4%)	(47,782,182)
Total net assets 100.0%	$1,398,078,990

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,006,229,785 or 72.0% of the fund’s net assets as of 5-31-25.
(B)	All or a portion of this security is on loan as of 5-31-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	18

(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Non-income producing security.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $66,757,413.
(L)	The rate shown is the annualized seven-day yield as of 5-31-25.
The fund had the following country composition as a percentage of net assets on 5-31-25:
United States	83.0%
Canada	6.7%
France	2.1%
United Kingdom	1.7%
Luxembourg	1.7%
Cayman Islands	1.1%
Ireland	1.0%
Other countries	2.7%
TOTAL	100.0%
19	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	50,000	USD	54,093	GSI	6/18/2025	$2,733	—
USD	2,852,311	EUR	2,623,000	MSCS	6/18/2025	—	$(128,776)
						$2,733	$(128,776)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 5-31-25, the aggregate cost of investments for federal income tax purposes was $1,482,838,489. Net unrealized depreciation aggregated to $37,103,360, of which $20,703,693 related to gross unrealized appreciation and $57,807,053 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	20

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-25

Assets
Unaffiliated investments, at value (Cost $1,379,519,128) including $63,987,660 of securities loaned	$1,346,057,537
Affiliated investments, at value (Cost $99,802,324)	99,803,635
Total investments, at value (Cost $1,479,321,452)	1,445,861,172
Unrealized appreciation on forward foreign currency contracts	2,733
Cash	6,199,302
Foreign currency, at value (Cost $12,294)	12,988
Dividends and interest receivable	22,287,588
Receivable for fund shares sold	1,449,457
Receivable for investments sold	5,858,069
Receivable for securities lending income	23,937
Other assets	107,817
Total assets	1,481,803,063
Liabilities
Unrealized depreciation on forward foreign currency contracts	128,776
Distributions payable	225,788
Payable for investments purchased	15,478,015
Payable for fund shares repurchased	811,231
Payable upon return of securities loaned	66,760,918
Payable to affiliates
Accounting and legal services fees	44,817
Transfer agent fees	35,579
Trustees’ fees	1,833
Other liabilities and accrued expenses	237,116
Total liabilities	83,724,073
Net assets	$1,398,078,990
Net assets consist of
Paid-in capital	$2,164,977,950
Total distributable earnings (loss)	(766,898,960)
Net assets	$1,398,078,990
21	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($231,577,531 ÷ 76,224,603 shares)[1]	$3.04
Class C ($3,729,454 ÷ 1,227,867 shares)[1]	$3.04
Class I ($118,328,973 ÷ 38,938,133 shares)	$3.04
Class R6 ($237,349,578 ÷ 78,281,533 shares)	$3.03
Class NAV ($807,093,454 ÷ 266,000,488 shares)	$3.03
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	22

STATEMENT OF OPERATIONS For the year ended 5-31-25

Investment income
Interest	$86,321,721
Dividends from affiliated investments	1,224,071
Dividends	371,614
Securities lending	52,502
Total investment income	87,969,908
Expenses
Investment management fees	6,305,007
Distribution and service fees	636,503
Accounting and legal services fees	241,587
Transfer agent fees	399,811
Trustees’ fees	29,355
Custodian fees	155,758
State registration fees	104,275
Printing and postage	59,090
Professional fees	186,599
Other	49,211
Total expenses	8,167,196
Less expense reductions	(118,202)
Net expenses	8,048,994
Net investment income	79,920,914
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,971,522
Affiliated investments	20,340
Forward foreign currency contracts	(113,246)
2,878,616
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	12,241,913
Affiliated investments	(4,704)
Forward foreign currency contracts	(126,043)
12,111,166
Net realized and unrealized gain	14,989,782
Increase in net assets from operations	$94,910,696
23	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-25	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$79,920,914	$69,419,756
Net realized gain (loss)	2,878,616	(26,515,384)
Change in net unrealized appreciation (depreciation)	12,111,166	55,214,696
Increase in net assets resulting from operations	94,910,696	98,119,068
Distributions to shareholders
From earnings
Class A	(14,389,146)	(14,276,247)
Class C	(230,230)	(306,906)
Class I	(6,575,146)	(6,864,888)
Class R6	(6,917,291)	(2,364,647)
Class NAV	(52,931,177)	(48,272,919)
Total distributions	(81,042,990)	(72,085,607)
From fund share transactions
Fund share transactions	(11,872,937)	19,187,608
Issued in reorganization	193,053,080	—
From fund share transactions	181,180,143	19,187,608
Total increase	195,047,849	45,221,069
Net assets
Beginning of year	1,203,031,141	1,157,810,072
End of year	$1,398,078,990	$1,203,031,141
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	24

Financial highlights
CLASS A SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$3.00	$2.92	$3.11	$3.45	$3.16
Net investment income[1]	0.18	0.17	0.16	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.04	0.09	(0.18)	(0.33)	0.29
Total from investment operations	0.22	0.26	(0.02)	(0.18)	0.45
Less distributions
From net investment income	(0.18)	(0.18)	(0.17)	(0.16)	(0.16)
Net asset value, end of period	$3.04	$3.00	$2.92	$3.11	$3.45
Total return (%)[2,3]	7.65	9.12	(0.36)	(5.39)	14.51
Ratios and supplemental data
Net assets, end of period (in millions)	$232	$237	$235	$260	$288
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.93	0.93	0.91	0.92
Expenses including reductions	0.91	0.92	0.92	0.90	0.91
Net investment income	5.97	5.81	5.59	4.60	4.71
Portfolio turnover (%)	54[4]	47	39	43	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
25	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$3.00	$2.92	$3.11	$3.45	$3.16
Net investment income[1]	0.16	0.15	0.14	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.04	0.09	(0.18)	(0.33)	0.30
Total from investment operations	0.20	0.24	(0.04)	(0.20)	0.43
Less distributions
From net investment income	(0.16)	(0.16)	(0.15)	(0.14)	(0.14)
Net asset value, end of period	$3.04	$3.00	$2.92	$3.11	$3.45
Total return (%)[2,3]	6.85	8.31	(1.11)	(6.09)	13.66
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$7	$14	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67	1.68	1.68	1.66	1.67
Expenses including reductions	1.66	1.67	1.67	1.65	1.66
Net investment income	5.20	5.06	4.79	3.83	3.95
Portfolio turnover (%)	54[4]	47	39	43	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	26

CLASS I SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$3.00	$2.92	$3.11	$3.45	$3.16
Net investment income[1]	0.19	0.18	0.17	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.04	0.09	(0.18)	(0.33)	0.29
Total from investment operations	0.23	0.27	(0.01)	(0.17)	0.46
Less distributions
From net investment income	(0.19)	(0.19)	(0.18)	(0.17)	(0.17)
Net asset value, end of period	$3.04	$3.00	$2.92	$3.11	$3.45
Total return (%)[2]	7.92	9.39	(0.11)	(5.15)	14.79
Ratios and supplemental data
Net assets, end of period (in millions)	$118	$106	$101	$97	$98
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	0.68	0.68	0.66	0.67
Expenses including reductions	0.66	0.67	0.67	0.65	0.66
Net investment income	6.21	6.04	5.80	4.83	4.94
Portfolio turnover (%)	54[3]	47	39	43	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
27	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$2.99	$2.92	$3.11	$3.45	$3.16
Net investment income[1]	0.20	0.18	0.17	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.04	0.08	(0.18)	(0.34)	0.29
Total from investment operations	0.24	0.26	(0.01)	(0.17)	0.46
Less distributions
From net investment income	(0.20)	(0.19)	(0.18)	(0.17)	(0.17)
Net asset value, end of period	$3.03	$2.99	$2.92	$3.11	$3.45
Total return (%)[2]	8.04	9.16	0.00[3]	(5.05)	14.91
Ratios and supplemental data
Net assets, end of period (in millions)	$237	$41	$33	$34	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57	0.57	0.57	0.55	0.56
Expenses including reductions	0.56	0.56	0.56	0.54	0.55
Net investment income	6.59	6.17	5.95	4.95	5.06
Portfolio turnover (%)	54[4]	47	39	43	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than 1%.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	28

CLASS NAV SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$2.99	$2.92	$3.11	$3.45	$3.16
Net investment income[1]	0.19	0.18	0.17	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.05	0.08	(0.18)	(0.34)	0.29
Total from investment operations	0.24	0.26	(0.01)	(0.17)	0.46
Less distributions
From net investment income	(0.20)	(0.19)	(0.18)	(0.17)	(0.17)
Net asset value, end of period	$3.03	$2.99	$2.92	$3.11	$3.45
Total return (%)[2]	8.05	9.16	0.00[3]	(5.05)	14.93
Ratios and supplemental data
Net assets, end of period (in millions)	$807	$814	$782	$884	$1,051
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56	0.56	0.56	0.54	0.55
Expenses including reductions	0.55	0.55	0.55	0.53	0.54
Net investment income	6.34	6.19	5.96	4.96	5.08
Portfolio turnover (%)	54[4]	47	39	43	74

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than 1%.
[4]	Excludes reorganization activity.
29	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK High Yield Fund	30

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$4,431,712	—	$4,431,712	—
Corporate bonds	1,195,693,979	—	1,195,693,979	—
Term loans	104,353,892	—	103,868,956	$484,936
Collateralized mortgage obligations	1,515,198	—	1,515,198	—
Asset-backed securities	26,037,055	—	26,037,055	—
Common stocks	22,002	—	—	22,002
Preferred securities	13,969,921	$13,078,233	—	891,688
Escrow shares	8,522	—	—	8,522
Escrow certificates	25,256	—	—	25,256
Short-term investments	99,803,635	99,803,635	—	—
Total investments in securities	$1,445,861,172	$112,881,868	$1,331,546,900	$1,432,404
Derivatives:
Assets
Forward foreign currency contracts	$2,733	—	$2,733	—
Liabilities
Forward foreign currency contracts	(128,776)	—	(128,776)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
31	JOHN HANCOCK High Yield Fund |

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through
| JOHN HANCOCK High Yield Fund	32

lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2025, the fund loaned securities valued at $63,987,660 and received $66,760,918 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2025 were $6,702.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
33	JOHN HANCOCK High Yield Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $14,826,960 and a long-term capital loss carryforward of $729,089,830 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules in relation to previous mergers, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2025 and 2024 was as follows:
	May 31, 2025	May 31, 2024
Ordinary income	$81,042,990	$72,085,607
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2025, the components of distributable earnings on a tax basis consisted of $14,344,613 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the
| JOHN HANCOCK High Yield Fund	34

agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended May 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchanges rates. The fund held forward foreign currency contracts with USD notional values ranging up to $2.9 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$2,733	$(128,776)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
35	JOHN HANCOCK High Yield Fund |

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(113,246)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(126,043)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor on an annual basis, equal to the sum of: (a) 0.6250% of the first $75 million of the fund’s aggregate average daily net assets, (b) 0.5625% of the next $75 million of the fund’s aggregate average daily net assets, (c) 0.5000% of the next $350 million of the fund’s aggregate average daily net assets, (d) 0.4750% of the next $2 billion of the fund’s aggregate average daily net assets and (e) 0.4500% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and High Yield Trust, a series of John Hancock Variable Insurance Trust. Prior to February 8, 2025, the management fee was not aggregated with the net assets of High Yield Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
| JOHN HANCOCK High Yield Fund	36

fund. During the year ended May 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$22,041
Class C	403
Class I	9,666
Class	Expense reduction
Class R6	$9,600
Class NAV	76,492
Total	$118,202

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2025, were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $106,081 for the year ended May 31, 2025. Of this amount, $15,654 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $90,427 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2025, CDSCs received by the Distributor amounted to $2,618 and $51 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
37	JOHN HANCOCK High Yield Fund |

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$593,116	$270,710
Class C	43,387	4,945
Class I	—	118,903
Class R6	—	5,253
Total	$636,503	$399,811
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2025 and 2024 were as follows:
	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	18,824,677	$57,387,212	26,158,790	$77,589,369
Distributions reinvested	4,454,083	13,591,135	4,513,929	13,416,783
Repurchased	(26,127,700)	(79,565,626)	(31,860,309)	(94,564,909)
Net decrease	(2,848,940)	$(8,587,279)	(1,187,590)	$(3,558,757)
Class C shares
Sold	108,868	$329,597	315,642	$948,375
Distributions reinvested	75,317	229,795	102,808	305,115
Repurchased	(466,872)	(1,418,722)	(1,352,434)	(4,023,224)
Net decrease	(282,687)	$(859,330)	(933,984)	$(2,769,734)
Class I shares
Sold	18,760,524	$57,160,246	27,089,710	$80,688,558
Distributions reinvested	1,708,138	5,212,588	1,925,367	5,718,318
Repurchased	(16,812,139)	(51,329,904)	(28,452,611)	(84,346,312)
Net increase	3,656,523	$11,042,930	562,466	$2,060,564
| JOHN HANCOCK High Yield Fund	38

	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	9,952,235	$30,293,123	5,437,245	$16,150,354
Issued in reorganization (Note 11)	63,113,992	193,053,080	—	—
Distributions reinvested	2,278,745	6,913,897	795,452	2,359,727
Repurchased	(10,916,330)	(33,005,345)	(3,714,748)	(11,013,048)
Net increase	64,428,642	$197,254,755	2,517,949	$7,497,033
Class NAV shares
Sold	21,536,544	$65,610,345	73,399,149	$221,062,447
Distributions reinvested	17,379,696	52,931,177	16,265,791	48,272,919
Repurchased	(44,853,893)	(136,212,455)	(85,543,851)	(253,376,864)
Net increase (decrease)	(5,937,653)	$(17,670,933)	4,121,089	$15,958,502
Total net increase	59,015,885	$181,180,143	5,079,930	$19,187,608
Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV, respectively, on May 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to $666,396,631 and $687,391,095, respectively, for the year ended May 31, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At May 31, 2025, funds within the John Hancock group of funds complex held 56.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	13.2%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.7%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
39	JOHN HANCOCK High Yield Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	9,977,769	$24,548,396	$524,558,124	$(449,318,521)	$20,340	$(4,704)	$1,276,573	—	$99,803,635

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at May 31, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$128,700
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	762,988
KCAD Holdings I, Ltd.	3-21-11[2]	6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	752
New Cotai, Inc., Class B	4-12-13[2]	0	11	—	—	11	0.0%	0
								$892,440

[1]	Less than 0.05%.
[2]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II High Yield Fund which took place after market close on 2-7-25.
Note 11—Reorganization
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on February 7, 2025. The following outlines the reorganization:
| JOHN HANCOCK High Yield Fund	40

Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Depreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
John Hancock High Yield Fund	John Hancock Funds II High Yield Fund	$193,053,080	($13,764,332)	27,487,635	63,113,992	$1,215,773,879	$1,408,826,959
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at May 31, 2025. See Note 6 for capital shares issued in connection with the above referenced reorganization.
Assuming the acquisition had been completed on June 1, 2024, the beginning of the reporting period, the Acquiring Fund’s pro forma results of operations for the year ended May 31, 2025 are as follows:
Net investment income	$89,459,126
Net realized and unrealized gain	19,995,230
Increase (decrease) in net assets from operations	$109,454,356
Note 12—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
41	JOHN HANCOCK High Yield Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock High Yield Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK HIGH YIELD FUND	42

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
43	JOHN HANCOCK HIGH YIELD FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4543906	57A 5/25
7/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Investment Grade Bond Fund
Fixed income
May 31, 2025

John Hancock
Investment Grade Bond Fund

2	Fund’s investments
32	Financial statements
36	Financial highlights
42	Notes to financial statements
53	Report of independent registered public accounting firm
54	Tax information
1	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

Fund’s investments
AS OF 5-31-25
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 57.7%				$1,969,051,943
(Cost $2,044,602,204)
U.S. Government 18.8%				642,118,894
U.S. Treasury
Bond	3.375	08-15-42	17,251,000	14,200,403
Bond	3.375	11-15-48	6,119,000	4,731,947
Bond	4.000	11-15-42	49,133,000	43,995,147
Bond	4.625	11-15-44	28,674,000	27,540,481
Bond	4.625	02-15-55	67,697,000	64,566,014
Bond	4.750	11-15-43	129,411,000	126,878,387
Bond	4.750	02-15-45	1,963,000	1,916,072
Note	3.875	04-30-30	117,377,000	116,909,325
Note	4.000	04-30-32	76,091,000	75,341,979
Note	4.125	11-15-27	8,867,000	8,916,184
Note	4.250	06-30-31	93,367,000	94,147,490
Note	4.250	05-15-35	63,692,000	62,975,465
U.S. Government Agency 38.9%				1,326,933,049
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	6,797,236	6,191,257
15 Yr Pass Thru	4.000	08-01-37	2,673,842	2,607,964
15 Yr Pass Thru	4.000	08-01-37	1,526,537	1,486,064
15 Yr Pass Thru	4.000	08-01-37	2,348,756	2,285,015
15 Yr Pass Thru	4.000	11-01-37	4,838,901	4,704,559
15 Yr Pass Thru	4.500	12-01-37	1,096,287	1,083,596
15 Yr Pass Thru	4.500	01-01-38	761,379	752,566
15 Yr Pass Thru	4.500	02-01-38	6,272,415	6,199,806
30 Yr Pass Thru	2.500	08-01-51	5,754,051	4,771,327
30 Yr Pass Thru	2.500	11-01-51	4,483,521	3,714,987
30 Yr Pass Thru	2.500	12-01-51	1,435,915	1,184,844
30 Yr Pass Thru	3.000	03-01-43	214,606	194,317
30 Yr Pass Thru	3.000	03-01-43	1,737,856	1,568,286
30 Yr Pass Thru	3.000	04-01-43	731,637	660,281
30 Yr Pass Thru	3.000	12-01-45	623,976	551,585
30 Yr Pass Thru	3.000	10-01-46	632,300	558,548
30 Yr Pass Thru	3.000	10-01-46	511,700	451,056
30 Yr Pass Thru	3.000	12-01-46	1,824,532	1,604,306
30 Yr Pass Thru	3.000	12-01-46	484,269	427,632
30 Yr Pass Thru	3.000	04-01-47	330,073	290,954
30 Yr Pass Thru	3.000	04-01-47	4,094,553	3,582,822
30 Yr Pass Thru	3.000	09-01-49	4,291,487	3,714,911
30 Yr Pass Thru	3.000	10-01-49	3,046,550	2,640,091
30 Yr Pass Thru	3.000	10-01-49	1,623,674	1,405,528
30 Yr Pass Thru	3.000	12-01-49	6,189,665	5,363,864
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	12-01-49	5,046,995	$4,353,142
30 Yr Pass Thru	3.000	01-01-50	9,833,235	8,521,324
30 Yr Pass Thru	3.000	02-01-50	5,386,505	4,645,977
30 Yr Pass Thru	3.000	08-01-50	23,308,174	19,914,423
30 Yr Pass Thru	3.000	11-01-50	2,199,020	1,896,702
30 Yr Pass Thru	3.000	02-01-52	6,570,463	5,647,660
30 Yr Pass Thru	3.000	06-01-52	7,881,291	6,779,311
30 Yr Pass Thru	3.500	02-01-42	492,668	458,104
30 Yr Pass Thru	3.500	04-01-44	292,864	271,247
30 Yr Pass Thru	3.500	12-01-44	1,225,095	1,126,458
30 Yr Pass Thru	3.500	07-01-46	540,372	493,123
30 Yr Pass Thru	3.500	10-01-46	797,659	716,946
30 Yr Pass Thru	3.500	11-01-46	656,086	595,644
30 Yr Pass Thru	3.500	12-01-46	344,844	314,045
30 Yr Pass Thru	3.500	01-01-47	2,564,622	2,338,775
30 Yr Pass Thru	3.500	02-01-47	588,859	536,450
30 Yr Pass Thru	3.500	02-01-47	368,229	335,456
30 Yr Pass Thru	3.500	04-01-47	439,983	401,237
30 Yr Pass Thru	3.500	08-01-47	5,979,481	5,369,148
30 Yr Pass Thru	3.500	11-01-48	2,045,177	1,859,321
30 Yr Pass Thru	3.500	06-01-49	12,239	11,009
30 Yr Pass Thru	3.500	06-01-49	359,448	322,759
30 Yr Pass Thru	3.500	12-01-49	3,747,788	3,353,535
30 Yr Pass Thru	3.500	03-01-52	2,628,993	2,358,184
30 Yr Pass Thru	3.500	03-01-52	11,427,923	10,204,322
30 Yr Pass Thru	3.500	04-01-52	27,192,895	24,383,292
30 Yr Pass Thru	3.500	06-01-52	6,850,826	6,164,399
30 Yr Pass Thru	3.500	07-01-52	3,047,899	2,720,604
30 Yr Pass Thru	3.500	07-01-52	5,873,581	5,235,512
30 Yr Pass Thru	3.500	07-01-52	4,478,321	3,997,422
30 Yr Pass Thru	4.000	12-01-40	209,672	200,516
30 Yr Pass Thru	4.000	01-01-41	277,476	265,208
30 Yr Pass Thru	4.000	01-01-41	239,163	228,428
30 Yr Pass Thru	4.000	11-01-43	609,912	574,866
30 Yr Pass Thru	4.000	02-01-44	38,297	36,241
30 Yr Pass Thru	4.000	07-01-45	1,392,675	1,311,871
30 Yr Pass Thru	4.000	12-01-46	345,153	323,293
30 Yr Pass Thru	4.000	06-01-47	325,624	305,815
30 Yr Pass Thru	4.000	03-01-48	347,549	325,863
30 Yr Pass Thru	4.000	08-01-48	301,732	282,245
30 Yr Pass Thru	4.000	08-01-49	9,682,916	8,982,253
30 Yr Pass Thru	4.000	05-01-52	217,510	201,856
30 Yr Pass Thru	4.000	05-01-52	15,726,110	14,446,866
30 Yr Pass Thru	4.000	06-01-52	9,250,184	8,497,726
3	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	08-01-52	16,655,902	$15,389,509
30 Yr Pass Thru	4.000	08-01-52	10,173,745	9,400,208
30 Yr Pass Thru	4.000	08-01-52	5,160,204	4,740,446
30 Yr Pass Thru	4.000	08-01-52	24,556,130	22,681,388
30 Yr Pass Thru	4.000	08-01-52	2,494,790	2,291,851
30 Yr Pass Thru	4.000	04-01-53	3,003,176	2,777,651
30 Yr Pass Thru	4.000	04-01-53	3,294,894	3,043,344
30 Yr Pass Thru	4.500	02-01-41	165,901	163,321
30 Yr Pass Thru	4.500	03-01-47	557,439	535,983
30 Yr Pass Thru	4.500	06-01-52	4,353,569	4,146,541
30 Yr Pass Thru	4.500	07-01-52	1,965,646	1,869,101
30 Yr Pass Thru	4.500	07-01-52	2,941,604	2,797,124
30 Yr Pass Thru	4.500	08-01-52	1,161,048	1,105,836
30 Yr Pass Thru	4.500	08-01-52	5,736,326	5,463,544
30 Yr Pass Thru	4.500	08-01-52	4,772,748	4,545,787
30 Yr Pass Thru	4.500	09-01-52	3,055,936	2,903,692
30 Yr Pass Thru	4.500	09-01-52	3,378,148	3,217,505
30 Yr Pass Thru	4.500	09-01-52	12,120,775	11,544,390
30 Yr Pass Thru	4.500	10-01-52	12,156,968	11,570,314
30 Yr Pass Thru	4.500	10-01-52	4,409,360	4,185,556
30 Yr Pass Thru	4.500	12-01-52	2,836,059	2,694,769
30 Yr Pass Thru	4.500	12-01-52	11,204,644	10,689,331
30 Yr Pass Thru	4.500	02-01-53	11,443,452	10,851,893
30 Yr Pass Thru	4.500	04-01-53	2,686,538	2,557,735
30 Yr Pass Thru	4.500	04-01-53	9,026,458	8,573,242
30 Yr Pass Thru	4.500	08-01-53	8,481,157	8,069,235
30 Yr Pass Thru	4.500	08-01-53	3,393,119	3,226,198
30 Yr Pass Thru	4.500	02-01-54	4,538,467	4,310,946
30 Yr Pass Thru	5.000	07-01-52	7,964,420	7,804,194
30 Yr Pass Thru	5.000	08-01-52	4,288,148	4,168,379
30 Yr Pass Thru	5.000	08-01-52	14,003,967	13,687,230
30 Yr Pass Thru	5.000	09-01-52	15,981,520	15,517,276
30 Yr Pass Thru	5.000	10-01-52	6,011,442	5,843,542
30 Yr Pass Thru	5.000	10-01-52	585,992	572,738
30 Yr Pass Thru	5.000	11-01-52	3,634,955	3,533,430
30 Yr Pass Thru	5.000	12-01-52	2,876,832	2,810,865
30 Yr Pass Thru	5.000	12-01-52	5,958,375	5,836,644
30 Yr Pass Thru	5.000	12-01-52	9,537,636	9,271,248
30 Yr Pass Thru	5.000	02-01-53	7,173,766	6,991,336
30 Yr Pass Thru	5.000	03-01-53	10,469,445	10,226,107
30 Yr Pass Thru	5.000	06-01-53	3,013,262	2,926,983
30 Yr Pass Thru	5.000	07-01-53	15,659,977	15,275,199
30 Yr Pass Thru	5.000	07-01-53	10,328,536	10,081,211
30 Yr Pass Thru	5.000	07-01-53	5,876,105	5,731,725
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	08-01-53	7,340,906	$7,174,298
30 Yr Pass Thru	5.000	08-01-53	4,064,681	3,974,970
30 Yr Pass Thru	5.000	11-01-54	1,860,049	1,808,534
30 Yr Pass Thru	5.000	12-01-54	5,217,469	5,081,120
30 Yr Pass Thru	5.500	06-01-53	4,360,658	4,357,845
30 Yr Pass Thru	5.500	07-01-53	4,825,666	4,822,553
30 Yr Pass Thru	5.500	08-01-53	2,584,804	2,575,059
30 Yr Pass Thru	5.500	09-01-53	8,814,583	8,808,896
30 Yr Pass Thru	5.500	11-01-54	15,500,139	15,461,077
30 Yr Pass Thru	5.500	11-01-54	1,869,967	1,854,444
30 Yr Pass Thru	5.500	01-01-55	3,413,765	3,398,761
30 Yr Pass Thru	5.500	02-01-55	6,339,392	6,323,416
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	10,078,653	9,113,991
15 Yr Pass Thru	2.000	06-01-36	6,906,189	6,253,807
15 Yr Pass Thru	2.000	04-01-37	6,918,760	6,301,947
15 Yr Pass Thru	2.500	01-01-35	3,921,181	3,665,684
15 Yr Pass Thru	2.500	08-01-35	5,737,020	5,341,693
15 Yr Pass Thru	2.500	05-01-36	8,925,992	8,313,708
15 Yr Pass Thru	3.000	07-01-27	23,064	22,705
15 Yr Pass Thru	3.000	03-01-28	168,275	165,204
15 Yr Pass Thru	3.000	03-01-33	5,200,327	5,021,415
15 Yr Pass Thru	3.500	06-01-34	169,314	163,838
15 Yr Pass Thru	4.000	09-01-37	4,415,209	4,306,427
15 Yr Pass Thru	4.000	10-01-37	3,699,691	3,598,132
15 Yr Pass Thru	4.000	01-01-38	2,048,497	1,988,424
15 Yr Pass Thru	4.500	11-01-37	5,405,266	5,349,452
15 Yr Pass Thru	4.500	12-01-37	1,858,322	1,839,133
30 Yr Pass Thru	2.000	09-01-50	7,604,547	6,012,313
30 Yr Pass Thru	2.000	10-01-50	931,438	740,489
30 Yr Pass Thru	2.000	12-01-50	3,336,820	2,614,176
30 Yr Pass Thru	2.000	12-01-50	19,430,547	15,289,330
30 Yr Pass Thru	2.000	03-01-51	6,472,895	5,143,901
30 Yr Pass Thru	2.000	07-01-51	2,548,713	1,996,747
30 Yr Pass Thru	2.000	02-01-52	21,299,058	16,626,487
30 Yr Pass Thru	2.500	07-01-50	434,898	361,710
30 Yr Pass Thru	2.500	08-01-50	1,954,740	1,623,337
30 Yr Pass Thru	2.500	09-01-50	787,476	653,968
30 Yr Pass Thru	2.500	09-01-50	2,059,295	1,710,166
30 Yr Pass Thru	2.500	10-01-50	712,089	594,033
30 Yr Pass Thru	2.500	12-01-50	42,529	35,213
30 Yr Pass Thru	2.500	08-01-51	2,743,745	2,270,859
30 Yr Pass Thru	2.500	08-01-51	4,041,726	3,345,132
30 Yr Pass Thru	2.500	08-01-51	13,736,985	11,309,308
5	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	09-01-51	13,775,637	$11,392,788
30 Yr Pass Thru	2.500	10-01-51	2,041,547	1,688,409
30 Yr Pass Thru	2.500	11-01-51	12,611,961	10,457,988
30 Yr Pass Thru	2.500	01-01-52	4,910,837	4,058,313
30 Yr Pass Thru	2.500	03-01-52	34,181,719	28,226,388
30 Yr Pass Thru	3.000	12-01-42	478,017	431,488
30 Yr Pass Thru	3.000	04-01-43	1,507,196	1,353,080
30 Yr Pass Thru	3.000	12-01-45	1,122,422	985,651
30 Yr Pass Thru	3.000	08-01-46	707,927	623,655
30 Yr Pass Thru	3.000	10-01-46	824,731	727,585
30 Yr Pass Thru	3.000	01-01-47	975,419	859,914
30 Yr Pass Thru	3.000	02-01-47	524,432	462,495
30 Yr Pass Thru	3.000	10-01-47	1,182,878	1,041,328
30 Yr Pass Thru	3.000	12-01-47	4,356,369	3,811,917
30 Yr Pass Thru	3.000	11-01-48	839,192	736,409
30 Yr Pass Thru	3.000	11-01-48	3,469,103	3,019,278
30 Yr Pass Thru	3.000	12-01-48	534,306	467,530
30 Yr Pass Thru	3.000	09-01-49	2,903,764	2,508,189
30 Yr Pass Thru	3.000	09-01-49	1,644,458	1,406,561
30 Yr Pass Thru	3.000	10-01-49	616,072	532,145
30 Yr Pass Thru	3.000	10-01-49	974,572	843,635
30 Yr Pass Thru	3.000	10-01-49	2,076,322	1,805,796
30 Yr Pass Thru	3.000	11-01-49	8,745,821	7,562,590
30 Yr Pass Thru	3.000	11-01-49	1,551,581	1,327,120
30 Yr Pass Thru	3.000	11-01-49	1,128,177	976,602
30 Yr Pass Thru	3.000	11-01-49	826,690	714,847
30 Yr Pass Thru	3.000	02-01-50	6,080,276	5,193,067
30 Yr Pass Thru	3.000	12-01-51	5,149,829	4,419,952
30 Yr Pass Thru	3.000	12-01-51	5,490,059	4,725,000
30 Yr Pass Thru	3.000	01-01-52	11,811,291	10,167,193
30 Yr Pass Thru	3.000	02-01-52	4,248,666	3,651,953
30 Yr Pass Thru	3.000	02-01-52	6,541,732	5,602,521
30 Yr Pass Thru	3.000	03-01-52	20,341,769	17,513,429
30 Yr Pass Thru	3.000	05-01-52	1,671,544	1,442,265
30 Yr Pass Thru	3.500	01-01-42	362,912	336,933
30 Yr Pass Thru	3.500	06-01-42	687,349	638,160
30 Yr Pass Thru	3.500	07-01-42	1,165,504	1,081,816
30 Yr Pass Thru	3.500	01-01-43	218,477	202,603
30 Yr Pass Thru	3.500	04-01-43	169,073	156,263
30 Yr Pass Thru	3.500	06-01-43	764,145	707,120
30 Yr Pass Thru	3.500	07-01-43	776,263	717,283
30 Yr Pass Thru	3.500	07-01-43	130,008	120,165
30 Yr Pass Thru	3.500	03-01-44	1,460,785	1,355,320
30 Yr Pass Thru	3.500	10-01-44	1,383,418	1,266,286
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	01-01-45	1,401,547	$1,284,821
30 Yr Pass Thru	3.500	04-01-45	276,154	252,819
30 Yr Pass Thru	3.500	04-01-45	1,970,400	1,803,311
30 Yr Pass Thru	3.500	07-01-46	612,031	555,107
30 Yr Pass Thru	3.500	07-01-46	414,362	376,082
30 Yr Pass Thru	3.500	07-01-47	1,597,552	1,454,956
30 Yr Pass Thru	3.500	11-01-47	1,310,557	1,188,664
30 Yr Pass Thru	3.500	12-01-47	798,084	720,613
30 Yr Pass Thru	3.500	01-01-48	1,480,758	1,337,019
30 Yr Pass Thru	3.500	03-01-48	776,294	704,819
30 Yr Pass Thru	3.500	05-01-48	527,872	473,002
30 Yr Pass Thru	3.500	06-01-49	5,249,162	4,744,540
30 Yr Pass Thru	3.500	09-01-49	2,311,351	2,075,428
30 Yr Pass Thru	3.500	10-01-49	1,545,215	1,387,493
30 Yr Pass Thru	3.500	01-01-50	4,278,300	3,837,598
30 Yr Pass Thru	3.500	03-01-50	4,494,204	3,998,959
30 Yr Pass Thru	3.500	04-01-50	6,363,608	5,714,067
30 Yr Pass Thru	3.500	06-01-50	4,122,709	3,699,322
30 Yr Pass Thru	3.500	09-01-50	9,049,065	8,125,416
30 Yr Pass Thru	3.500	03-01-51	6,935,630	6,214,698
30 Yr Pass Thru	3.500	02-01-52	2,188,526	1,968,560
30 Yr Pass Thru	3.500	03-01-52	1,895,903	1,705,941
30 Yr Pass Thru	3.500	04-01-52	2,970,947	2,656,557
30 Yr Pass Thru	3.500	04-01-52	2,585,797	2,314,589
30 Yr Pass Thru	3.500	05-01-52	3,670,766	3,274,291
30 Yr Pass Thru	3.500	05-01-52	8,506,228	7,566,215
30 Yr Pass Thru	3.500	08-01-52	8,705,518	7,759,806
30 Yr Pass Thru	3.500	09-01-52	5,147,245	4,591,298
30 Yr Pass Thru	4.000	09-01-40	787,857	752,278
30 Yr Pass Thru	4.000	12-01-40	409,291	390,846
30 Yr Pass Thru	4.000	01-01-41	163,749	156,240
30 Yr Pass Thru	4.000	09-01-41	463,158	441,238
30 Yr Pass Thru	4.000	09-01-41	243,895	232,201
30 Yr Pass Thru	4.000	09-01-41	724,574	691,412
30 Yr Pass Thru	4.000	10-01-41	484,341	462,092
30 Yr Pass Thru	4.000	11-01-41	422,482	402,536
30 Yr Pass Thru	4.000	01-01-42	382,910	364,943
30 Yr Pass Thru	4.000	01-01-42	130,161	123,953
30 Yr Pass Thru	4.000	03-01-42	727,913	692,018
30 Yr Pass Thru	4.000	07-01-42	683,432	649,945
30 Yr Pass Thru	4.000	11-01-42	1,028,457	978,641
30 Yr Pass Thru	4.000	05-01-43	894,423	848,051
30 Yr Pass Thru	4.000	09-01-43	721,106	686,214
30 Yr Pass Thru	4.000	10-01-43	533,134	505,277
7	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	11-01-43	1,145,186	$1,085,685
30 Yr Pass Thru	4.000	12-01-43	1,089,555	1,031,142
30 Yr Pass Thru	4.000	01-01-44	151,440	143,531
30 Yr Pass Thru	4.000	02-01-46	386,429	361,486
30 Yr Pass Thru	4.000	06-01-46	309,300	289,142
30 Yr Pass Thru	4.000	07-01-46	553,930	517,829
30 Yr Pass Thru	4.000	03-01-47	1,027,041	960,747
30 Yr Pass Thru	4.000	05-01-47	842,165	787,805
30 Yr Pass Thru	4.000	12-01-47	350,307	328,133
30 Yr Pass Thru	4.000	04-01-48	1,082,551	1,013,689
30 Yr Pass Thru	4.000	06-01-48	640,025	597,112
30 Yr Pass Thru	4.000	10-01-48	536,621	501,815
30 Yr Pass Thru	4.000	01-01-49	402,115	373,269
30 Yr Pass Thru	4.000	05-01-49	8,257,719	7,655,023
30 Yr Pass Thru	4.000	06-01-49	1,746,196	1,630,208
30 Yr Pass Thru	4.000	07-01-49	778,996	726,036
30 Yr Pass Thru	4.000	07-01-49	1,271,295	1,186,057
30 Yr Pass Thru	4.000	08-01-49	2,515,570	2,346,906
30 Yr Pass Thru	4.000	09-01-49	1,776,610	1,649,719
30 Yr Pass Thru	4.000	02-01-50	2,171,258	2,016,858
30 Yr Pass Thru	4.000	03-01-51	8,050,828	7,495,938
30 Yr Pass Thru	4.000	08-01-51	4,449,492	4,151,162
30 Yr Pass Thru	4.000	04-01-52	882,476	816,207
30 Yr Pass Thru	4.000	05-01-52	8,238,753	7,612,339
30 Yr Pass Thru	4.000	05-01-52	6,041,516	5,550,068
30 Yr Pass Thru	4.000	05-01-52	5,427,897	4,986,363
30 Yr Pass Thru	4.000	05-01-52	6,787,544	6,262,984
30 Yr Pass Thru	4.000	06-01-52	239,269	221,899
30 Yr Pass Thru	4.000	06-01-52	1,811,838	1,681,440
30 Yr Pass Thru	4.000	06-01-52	6,183,354	5,738,336
30 Yr Pass Thru	4.000	06-01-52	4,241,678	3,896,638
30 Yr Pass Thru	4.000	07-01-52	14,122,137	13,070,458
30 Yr Pass Thru	4.000	07-01-52	4,794,049	4,428,046
30 Yr Pass Thru	4.000	07-01-52	3,763,150	3,475,852
30 Yr Pass Thru	4.000	07-01-52	6,890,514	6,349,383
30 Yr Pass Thru	4.500	08-01-40	741,241	729,157
30 Yr Pass Thru	4.500	08-01-40	170,282	167,448
30 Yr Pass Thru	4.500	12-01-40	120,531	118,312
30 Yr Pass Thru	4.500	05-01-41	129,711	127,544
30 Yr Pass Thru	4.500	05-01-41	218,795	214,577
30 Yr Pass Thru	4.500	06-01-41	1,096,382	1,077,400
30 Yr Pass Thru	4.500	07-01-41	920,909	905,426
30 Yr Pass Thru	4.500	11-01-41	181,754	178,558
30 Yr Pass Thru	4.500	12-01-41	603,836	592,727
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	02-01-42	454,137	$445,303
30 Yr Pass Thru	4.500	05-01-42	322,552	317,022
30 Yr Pass Thru	4.500	04-01-48	765,937	735,019
30 Yr Pass Thru	4.500	07-01-48	697,776	668,083
30 Yr Pass Thru	4.500	06-01-52	3,566,129	3,396,547
30 Yr Pass Thru	4.500	06-01-52	8,280,852	7,874,130
30 Yr Pass Thru	4.500	06-01-52	6,004,953	5,719,396
30 Yr Pass Thru	4.500	07-01-52	6,784,708	6,451,470
30 Yr Pass Thru	4.500	07-01-52	1,199,999	1,142,935
30 Yr Pass Thru	4.500	07-01-52	7,134,823	6,784,389
30 Yr Pass Thru	4.500	08-01-52	4,171,857	3,951,308
30 Yr Pass Thru	4.500	08-01-52	924,981	880,995
30 Yr Pass Thru	4.500	08-01-52	6,844,162	6,482,339
30 Yr Pass Thru	4.500	08-01-52	5,527,517	5,256,028
30 Yr Pass Thru	4.500	08-01-52	6,780,971	6,422,488
30 Yr Pass Thru	4.500	08-01-52	4,703,846	4,462,522
30 Yr Pass Thru	4.500	09-01-52	5,583,088	5,324,135
30 Yr Pass Thru	4.500	09-01-52	5,760,463	5,486,532
30 Yr Pass Thru	4.500	09-01-52	3,000,291	2,855,507
30 Yr Pass Thru	4.500	10-01-52	4,419,823	4,214,825
30 Yr Pass Thru	4.500	10-01-52	14,715,768	14,005,635
30 Yr Pass Thru	4.500	10-01-52	3,740,582	3,554,229
30 Yr Pass Thru	4.500	10-01-52	3,143,882	2,993,151
30 Yr Pass Thru	4.500	11-01-52	3,970,853	3,779,234
30 Yr Pass Thru	4.500	11-01-52	11,355,040	10,810,632
30 Yr Pass Thru	4.500	04-01-53	9,773,690	9,295,936
30 Yr Pass Thru	4.500	05-01-53	2,338,860	2,225,263
30 Yr Pass Thru	5.000	07-01-52	4,502,062	4,411,491
30 Yr Pass Thru	5.000	08-01-52	14,744,113	14,442,888
30 Yr Pass Thru	5.000	09-01-52	4,490,863	4,376,660
30 Yr Pass Thru	5.000	10-01-52	6,456,640	6,310,606
30 Yr Pass Thru	5.000	10-01-52	8,475,567	8,269,302
30 Yr Pass Thru	5.000	10-01-52	557,098	545,717
30 Yr Pass Thru	5.000	11-01-52	5,906,316	5,785,648
30 Yr Pass Thru	5.000	12-01-52	5,699,360	5,570,454
30 Yr Pass Thru	5.000	01-01-53	10,364,273	10,149,290
30 Yr Pass Thru	5.000	04-01-53	5,081,246	4,959,968
30 Yr Pass Thru	5.000	04-01-53	10,678,665	10,450,487
30 Yr Pass Thru	5.000	07-01-53	17,557,476	17,169,969
30 Yr Pass Thru	5.000	11-01-53	7,030,227	6,815,746
30 Yr Pass Thru	5.000	11-01-54	1,428,161	1,397,087
30 Yr Pass Thru	5.000	11-01-54	8,188,459	7,948,879
30 Yr Pass Thru	5.500	12-01-52	3,421,523	3,418,246
30 Yr Pass Thru	5.500	12-01-52	2,277,121	2,282,768
9	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	05-01-53	10,528,704	$10,515,332
30 Yr Pass Thru	5.500	07-01-53	2,531,114	2,520,859
30 Yr Pass Thru	5.500	08-01-53	4,045,769	4,038,102
30 Yr Pass Thru	5.500	02-01-54	5,905,085	5,899,430
30 Yr Pass Thru	5.500	03-01-54	5,295,427	5,283,737
30 Yr Pass Thru	5.500	05-01-54	4,772,938	4,753,452
30 Yr Pass Thru	5.500	05-01-54	4,574,821	4,557,573
30 Yr Pass Thru	5.500	11-01-54	1,862,757	1,859,402

30 Yr Pass Thru	5.500	12-01-54	2,798,226	2,788,550
Corporate bonds 29.6%				$1,009,336,572
(Cost $1,016,855,359)
Communication services 1.2%				41,782,603
Diversified telecommunication services 0.3%
AT&T, Inc.	2.750	06-01-31	6,800,000	6,085,530
AT&T, Inc.	3.550	09-15-55	6,546,000	4,327,443
AT&T, Inc.	4.500	05-15-35	1,999,000	1,880,424
Entertainment 0.3%
Netflix, Inc. (A)	4.875	06-15-30	4,756,000	4,826,245
WarnerMedia Holdings, Inc.	4.279	03-15-32	5,987,000	5,080,384
Media 0.3%
Charter Communications Operating LLC	2.800	04-01-31	5,913,000	5,191,920
Charter Communications Operating LLC	6.384	10-23-35	4,715,000	4,840,555
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	3.875	04-15-30	9,904,000	9,550,102
Consumer discretionary 0.6%				21,331,973
Automobiles 0.5%
Ford Motor Credit Company LLC	4.000	11-13-30	4,254,000	3,788,443
Ford Motor Credit Company LLC	6.054	11-05-31	3,331,000	3,245,426
General Motors Financial Company, Inc.	5.600	06-18-31	8,857,000	8,893,390
Hyundai Capital America (A)	5.400	01-08-31	2,600,000	2,621,709
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	2,835,000	2,783,005
Consumer staples 0.6%				20,659,441
Food products 0.5%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	2,598,000	2,695,739
JBS USA LUX SA	3.625	01-15-32	5,365,000	4,823,006
JBS USA LUX SA	5.750	04-01-33	3,507,000	3,552,381
JBS USA LUX SA (A)	5.950	04-20-35	834,000	849,026
Mars, Inc. (A)	5.000	03-01-32	2,045,000	2,051,877
Pilgrim’s Pride Corp.	6.250	07-01-33	2,212,000	2,292,727
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal care products 0.1%
Kenvue, Inc.	4.850	05-22-32	4,375,000	$4,394,685
Energy 4.0%				136,951,695
Oil, gas and consumable fuels 4.0%
Aker BP ASA (A)	3.100	07-15-31	1,392,000	1,212,828
Aker BP ASA (A)	3.750	01-15-30	880,000	825,324
Aker BP ASA (A)	4.000	01-15-31	1,805,000	1,673,858
Aker BP ASA (A)	5.800	10-01-54	1,474,000	1,290,062
Antero Resources Corp. (A)	5.375	03-01-30	3,606,000	3,540,169
Cheniere Energy Partners LP	3.250	01-31-32	7,787,000	6,832,416
Cheniere Energy Partners LP	5.950	06-30-33	3,455,000	3,535,141
Cheniere Energy, Inc.	5.650	04-15-34	1,545,000	1,541,790
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	2,473,000	2,445,448
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	1,161,000	1,206,273
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	4,067,000	4,186,192
Continental Resources, Inc. (A)	2.875	04-01-32	2,321,000	1,898,660
Continental Resources, Inc.	4.900	06-01-44	2,073,000	1,588,048
Continental Resources, Inc. (A)	5.750	01-15-31	3,894,000	3,876,623
DT Midstream, Inc. (A)	4.375	06-15-31	6,750,000	6,303,714
DT Midstream, Inc. (A)	5.800	12-15-34	1,339,000	1,328,112
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	4,203,000	4,060,460
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	5,021,000	4,939,088
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,974,000	2,142,025
Energy Transfer LP	5.150	03-15-45	2,171,000	1,845,531
Energy Transfer LP	5.250	07-01-29	2,146,000	2,181,162
Energy Transfer LP	5.400	10-01-47	4,657,000	4,015,280
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,002,000	5,905,766
Expand Energy Corp.	4.750	02-01-32	3,692,000	3,480,536
Harbour Energy PLC (A)	6.327	04-01-35	5,095,000	4,909,784
MPLX LP	4.950	09-01-32	2,234,000	2,173,254
MPLX LP	5.000	03-01-33	2,099,000	2,037,014
Occidental Petroleum Corp.	5.375	01-01-32	1,399,000	1,350,444
Occidental Petroleum Corp.	6.050	10-01-54	3,634,000	3,158,689
Occidental Petroleum Corp.	6.450	09-15-36	5,253,000	5,162,185
11	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	6.625	09-01-30	1,830,000	$1,905,788
ONEOK, Inc.	6.050	09-01-33	3,502,000	3,593,129
ONEOK, Inc.	6.625	09-01-53	3,510,000	3,540,237
Ovintiv, Inc.	6.250	07-15-33	1,961,000	1,963,640
Ovintiv, Inc.	7.200	11-01-31	434,000	460,797
Sabine Pass Liquefaction LLC	4.500	05-15-30	6,798,000	6,697,708
Saudi Arabian Oil Company (A)	5.250	07-17-34	1,515,000	1,510,243
Targa Resources Corp.	5.500	02-15-35	3,566,000	3,488,727
Targa Resources Corp.	6.150	03-01-29	2,448,000	2,555,098
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,421,377
Var Energi ASA (A)	5.875	05-22-30	3,186,000	3,221,931
Var Energi ASA (A)	8.000	11-15-32	6,954,000	7,691,523
Western Midstream Operating LP	4.050	02-01-30	2,894,000	2,751,136
Western Midstream Operating LP	5.450	11-15-34	1,760,000	1,689,424
Whistler Pipeline LLC (A)	5.400	09-30-29	1,062,000	1,065,972
Whistler Pipeline LLC (A)	5.700	09-30-31	1,741,000	1,749,089
Financials 11.4%				388,554,724
Banks 6.6%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	5,771,000	5,206,852
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	9,617,000	8,493,514
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	9,712,000	9,420,285
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	7,889,000	7,730,051
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	5,177,000	5,259,045
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	4,404,000	4,542,471
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	9,772,000	10,018,722
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	2,875,000	2,929,535
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,400,000	1,487,310
BPCE SA (5.716% to 1-18-29, then Overnight SOFR + 1.959%) (A)	5.716	01-18-30	2,746,000	2,806,090
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	3,383,000	2,954,939
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,886,000	$3,982,031
Citizens Financial Group, Inc.	3.250	04-30-30	628,000	579,909
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	2,464,000	2,466,568
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	5,612,000	5,729,070
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	2,461,000	2,609,301
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	2,152,000	2,187,214
Credit Agricole SA (A)	3.250	01-14-30	6,407,000	5,907,535
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	3,514,000	3,674,123
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	3,457,000	3,469,165
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	1,419,000	1,414,312
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	2,483,000	2,549,599
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	3,408,000	3,394,161
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	2,049,000	2,060,777
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	2,082,000	2,104,548
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,059,000	1,056,113
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	1,471,000	1,533,328
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,514,000	1,543,220
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,598,000	1,679,293
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	2,238,000	2,019,657
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	6,410,000	5,836,362
13	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	1,624,000	$1,613,102
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	3,654,000	3,632,364
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	3,555,000	3,588,192
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	3,729,000	3,773,217
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	3,569,000	3,562,178
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,833,000	1,892,123
KeyBank NA	5.000	01-26-33	3,687,000	3,564,625
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	3,419,000	3,411,721
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	1,798,000	1,747,970
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	2,297,000	2,264,386
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	2,723,000	2,651,605
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	3,239,000	3,173,323
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	5,287,000	5,605,639
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)(C)	6.300	09-25-31	5,163,000	4,990,543
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	5,574,000	5,474,488
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,462,000	1,495,199
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	3,511,000	3,467,209
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	2,352,000	2,367,652
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	2,256,000	2,337,214
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	2,132,000	$2,140,323
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	3,442,000	3,460,999
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	7,432,000	7,613,930
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	2,252,000	2,424,367
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	3,757,000	3,643,759
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	2,461,000	2,481,158
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,522,000	1,556,669
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	3,497,000	3,610,865
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	10,712,000	9,607,847
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	2,660,000	2,608,672
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	2,087,000	2,118,078
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	4,806,000	5,154,632
Capital markets 2.8%
Ares Capital Corp.	2.875	06-15-28	3,739,000	3,491,081
Ares Capital Corp.	5.875	03-01-29	1,483,000	1,502,779
Ares Strategic Income Fund	5.600	02-15-30	2,727,000	2,679,784
Ares Strategic Income Fund	5.700	03-15-28	684,000	685,133
Ares Strategic Income Fund	6.200	03-21-32	2,377,000	2,355,886
Ares Strategic Income Fund	6.350	08-15-29	1,113,000	1,128,190
Blackstone Private Credit Fund	5.250	04-01-30	2,816,000	2,757,769
Blackstone Private Credit Fund	5.950	07-16-29	2,127,000	2,146,597
Blackstone Private Credit Fund	6.000	01-29-32	2,688,000	2,685,301
Blackstone Private Credit Fund	7.300	11-27-28	2,084,000	2,206,949
Blackstone Secured Lending Fund	5.350	04-13-28	2,678,000	2,683,549
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,392,000	3,205,360
Cantor Fitzgerald LP (A)	7.200	12-12-28	5,792,000	6,092,707
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	2,317,000	2,320,203
15	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	2,382,000	$2,520,415
HPS Corporate Lending Fund	5.950	04-14-32	1,359,000	1,339,466
Jefferies Financial Group, Inc.	6.200	04-14-34	2,919,000	2,980,593
Lazard Group LLC	4.375	03-11-29	2,662,000	2,606,690
Lazard Group LLC	6.000	03-15-31	1,826,000	1,889,756
Macquarie Bank, Ltd. (A)	3.624	06-03-30	2,779,000	2,580,444
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	2,187,000	1,862,484
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	5,848,000	4,887,101
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	5,781,000	5,869,827
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	4,334,000	4,305,744
Sixth Street Lending Partners	5.750	01-15-30	1,346,000	1,339,434
Sixth Street Lending Partners (A)	6.125	07-15-30	1,353,000	1,367,456
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	1,333,000	1,347,172
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	749,000	761,747
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	2,065,000	2,150,655
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	9,631,000	8,445,782
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	2,320,000	2,366,365
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	2,280,000	2,410,962
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	2,280,000	2,257,273
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	2,832,000	2,778,836
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	2,880,000	3,288,064
Consumer finance 0.3%
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	1,328,000	1,341,007
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	2,187,000	2,175,212
Ally Financial, Inc.	8.000	11-01-31	2,891,000	3,234,886
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp.	6.700	11-29-32	4,001,000	$4,305,116
Financial services 0.6%
Apollo Debt Solutions BDC	6.700	07-29-31	2,831,000	2,909,959
Apollo Debt Solutions BDC	6.900	04-13-29	1,538,000	1,593,990
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	2,006,000	2,014,630
Citadel Finance LLC (A)	5.900	02-10-30	1,932,000	1,922,791
Enact Holdings, Inc.	6.250	05-28-29	3,578,000	3,673,627
Macquarie Airfinance Holdings, Ltd. (A)	5.150	03-17-30	799,000	787,014
NMI Holdings, Inc.	6.000	08-15-29	3,328,000	3,377,671
Radian Group, Inc.	6.200	05-15-29	5,021,000	5,168,929
Insurance 1.1%
Athene Global Funding (A)	4.721	10-08-29	2,065,000	2,037,877
Athene Global Funding (A)	5.322	11-13-31	2,416,000	2,402,470
Athene Holding, Ltd.	3.500	01-15-31	7,206,000	6,684,601
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,405,000	1,381,594
CNO Financial Group, Inc.	5.250	05-30-29	4,438,000	4,429,504
CNO Financial Group, Inc.	6.450	06-15-34	1,790,000	1,843,162
CNO Global Funding (A)	4.950	09-09-29	2,345,000	2,342,750
F&G Annuities & Life, Inc.	6.500	06-04-29	1,715,000	1,752,983
GA Global Funding Trust (A)	5.200	12-09-31	2,371,000	2,353,725
MassMutual Global Funding II (A)	4.350	09-17-31	2,468,000	2,405,195
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,925,000	2,963,803
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	1,433,000	1,406,732
SBL Holdings, Inc. (A)	5.000	02-18-31	1,496,000	1,337,400
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	4,724,000	3,731,393
Health care 2.5%				83,745,255
Biotechnology 0.7%
AbbVie, Inc.	5.050	03-15-34	1,259,000	1,262,656
Amgen, Inc.	5.250	03-02-30	4,087,000	4,190,222
Amgen, Inc.	5.250	03-02-33	7,952,000	8,024,982
Amgen, Inc.	5.650	03-02-53	4,115,000	3,917,163
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	6,088,000	5,215,399
Health care equipment and supplies 0.2%
Solventum Corp.	5.400	03-01-29	2,925,000	2,984,993
Solventum Corp.	5.450	03-13-31	5,286,000	5,411,137
Health care providers and services 0.9%
Cencora, Inc.	2.800	05-15-30	2,663,000	2,446,535
Centene Corp.	2.625	08-01-31	4,615,000	3,908,980
17	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	4.625	12-15-29	7,915,000	$7,622,153
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	5,975,000	5,077,475
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	3,219,000	3,053,450
HCA, Inc.	5.450	04-01-31	2,861,000	2,912,680
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	3,559,000	3,450,145
Universal Health Services, Inc.	2.650	10-15-30	3,450,000	3,028,757
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.849	05-08-29	1,902,000	1,949,108
Pharmaceuticals 0.6%
IQVIA, Inc.	6.250	02-01-29	1,903,000	1,971,672
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	3,483,000	3,424,868
Royalty Pharma PLC	5.150	09-02-29	1,724,000	1,743,348
Viatris, Inc.	2.700	06-22-30	5,413,000	4,734,663
Viatris, Inc.	4.000	06-22-50	11,588,000	7,414,869
Industrials 2.4%				83,295,162
Aerospace and defense 0.4%
BAE Systems PLC (A)	5.250	03-26-31	915,000	936,437
DAE Funding LLC (A)	3.375	03-20-28	4,053,000	3,883,364
Embraer Netherlands Finance BV (A)	7.000	07-28-30	4,049,000	4,315,331
Lockheed Martin Corp.	5.250	01-15-33	2,640,000	2,715,406
The Boeing Company	6.528	05-01-34	2,050,000	2,188,112
Commercial services and supplies 0.1%
Waste Management, Inc.	1.500	03-15-31	3,500,000	2,957,768
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,956,000	2,048,521
Machinery 0.1%
Stanley Black & Decker, Inc.	2.300	03-15-30	2,272,000	2,003,425
Weir Group, Inc. (A)	5.350	05-06-30	2,605,000	2,615,686
Passenger airlines 1.2%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	1,385,008	1,336,419
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,609,822	3,482,811
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	2,107,605	2,003,239
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,755,825	1,687,047
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,939,206	1,776,007
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,651,572	3,214,077
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	2,911,201	$2,666,137
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	3,029,065	2,635,704
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	938,525	878,648
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	1,088,527	1,036,794
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	1,228,802	1,159,502
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	377,602	397,107
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,865,695	2,491,283
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,701,686	3,516,867
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,264,160	1,163,395
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,580,642	3,644,206
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,738,144	3,741,790
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	2,771,668	2,711,799
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	3,014,536	2,994,372
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	3.300	01-30-32	9,102,000	8,082,194
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	1,794,000	1,768,310
Ashtead Capital, Inc. (A)	5.500	08-11-32	4,174,000	4,154,536
Ashtead Capital, Inc. (A)	5.550	05-30-33	3,119,000	3,088,868
Information technology 2.2%				73,558,002
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	4,836,000	4,250,217
Motorola Solutions, Inc.	2.750	05-24-31	4,718,000	4,179,866
Electronic equipment, instruments and components 0.1%
TD SYNNEX Corp.	2.650	08-09-31	1,965,000	1,666,524
TD SYNNEX Corp.	6.100	04-12-34	1,567,000	1,608,099
Semiconductors and semiconductor equipment 1.1%
Broadcom, Inc. (A)	3.419	04-15-33	8,158,000	7,277,199
Broadcom, Inc.	4.550	02-15-32	1,397,000	1,367,886
Foundry JV Holdco LLC (A)	5.875	01-25-34	2,761,000	2,767,444
Foundry JV Holdco LLC (A)	6.150	01-25-32	5,720,000	5,939,577
Marvell Technology, Inc.	5.950	09-15-33	4,707,000	4,861,119
19	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	2.703	04-15-32	2,400,000	$2,045,813
Micron Technology, Inc.	5.300	01-15-31	2,640,000	2,656,341
Micron Technology, Inc.	6.750	11-01-29	5,253,000	5,615,980
Qorvo, Inc. (A)	3.375	04-01-31	2,531,000	2,227,066
Qorvo, Inc.	4.375	10-15-29	1,914,000	1,836,687
Software 0.4%
Atlassian Corp.	5.250	05-15-29	2,071,000	2,112,685
Oracle Corp.	5.250	02-03-32	2,340,000	2,375,480
Oracle Corp.	5.550	02-06-53	5,247,000	4,811,571
VMware LLC	4.700	05-15-30	5,006,000	4,978,240
Technology hardware, storage and peripherals 0.3%
CDW LLC	5.100	03-01-30	1,115,000	1,113,489
CDW LLC	5.550	08-22-34	1,486,000	1,463,820
Dell International LLC	5.400	04-15-34	8,393,000	8,402,899
Materials 0.2%				8,134,757
Construction materials 0.1%
Cemex SAB de CV (A)	3.875	07-11-31	3,320,000	3,035,923
Metals and mining 0.1%
Freeport-McMoRan, Inc.	5.400	11-14-34	3,054,000	3,045,168
Freeport-McMoRan, Inc.	5.450	03-15-43	2,224,000	2,053,666
Real estate 1.2%				39,291,489
Industrial REITs 0.3%
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	3,876,000	3,966,398
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	4,150,000	4,098,629
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	4,414,000	3,914,533
Residential REITs 0.1%
American Homes 4 Rent LP	4.950	06-15-30	4,097,000	4,093,909
Retail REITs 0.1%
Regency Centers LP	5.000	07-15-32	3,317,000	3,310,981
Specialized REITs 0.6%
American Tower Corp.	5.200	02-15-29	3,060,000	3,113,767
American Tower Corp.	5.550	07-15-33	2,448,000	2,491,562
American Tower Corp.	5.650	03-15-33	2,448,000	2,515,143
GLP Capital LP	3.250	01-15-32	1,239,000	1,071,875
GLP Capital LP	4.000	01-15-30	1,163,000	1,098,194
VICI Properties LP	5.125	11-15-31	3,770,000	3,717,585
VICI Properties LP	5.125	05-15-32	6,020,000	5,898,913
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Utilities 3.3%				$112,031,471
Electric utilities 1.8%
American Electric Power Company, Inc.	5.625	03-01-33	1,253,000	1,282,757
Atlantica Transmision Sur SA (A)	6.875	04-30-43	1,657,813	1,727,632
Constellation Energy Generation LLC	6.500	10-01-53	1,881,000	1,969,081
Duke Energy Carolinas LLC	4.950	01-15-33	3,218,000	3,220,030
Duke Energy Corp.	5.750	09-15-33	3,799,000	3,941,822
Electricite de France SA (A)	5.650	04-22-29	4,699,000	4,852,107
Eversource Energy	5.125	05-15-33	3,035,000	2,980,624
Exelon Corp.	4.050	04-15-30	3,740,000	3,644,548
Exelon Corp.	5.125	03-15-31	1,998,000	2,024,207
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	795,000	794,061
Georgia Power Company	4.950	05-17-33	1,998,000	1,982,642
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	7,445,000	6,620,891
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,850,000	1,852,300
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	666,000	670,744
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,632,000	1,654,427
NRG Energy, Inc. (A)	4.450	06-15-29	2,668,000	2,596,512
NRG Energy, Inc. (A)	7.000	03-15-33	3,702,000	3,992,940
Pacific Gas & Electric Company	4.950	07-01-50	1,752,000	1,390,026
Pacific Gas & Electric Company	5.800	05-15-34	2,689,000	2,657,620
The Southern Company	5.200	06-15-33	1,230,000	1,228,400
The Southern Company	5.700	03-15-34	2,999,000	3,086,874
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	3,302,000	3,355,875
Xcel Energy, Inc.	4.600	06-01-32	4,370,000	4,193,783
Independent power and renewable electricity producers 0.6%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	1,363,000	1,371,446
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	2,304,000	2,320,809
Indianapolis Power & Light Company (A)	5.650	12-01-32	5,135,000	5,215,738
Vistra Operations Company LLC (A)	4.300	07-15-29	5,467,000	5,327,667
Vistra Operations Company LLC (A)	6.000	04-15-34	3,940,000	3,995,814
Vistra Operations Company LLC (A)	6.950	10-15-33	2,965,000	3,195,752
Multi-utilities 0.9%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	3,237,000	3,292,625
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	3,249,000	3,335,485
Dominion Energy, Inc.	3.375	04-01-30	2,900,000	2,721,376
21	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	2,536,000	$2,627,097
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,157,000	1,215,805
National Grid PLC	5.809	06-12-33	4,537,000	4,683,884
NiSource, Inc.	3.600	05-01-30	2,654,000	2,525,464
Sempra	5.500	08-01-33	3,309,000	3,327,630
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	2,905,000	2,724,397

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,493,000	2,430,579
Municipal bonds 0.3%				$11,013,912
(Cost $16,501,998)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,293,134
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,269,416
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,290,663
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,003,330

Regents of the University of California Medical Center	3.006	05-15-50	5,045,000	3,157,369
Collateralized mortgage obligations 4.6%				$155,103,391
(Cost $184,933,871)
Commercial and residential 3.6%				120,599,733
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(D)	0.990	04-25-53	458,621	434,903
Series 2021-4, Class A1 (A)(D)	1.035	01-20-65	2,231,113	1,866,819
Series 2021-5, Class A1 (A)(D)	0.951	07-25-66	1,768,297	1,510,590
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	2,412,632	2,377,531
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	3,802,593	3,762,732
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(D)	1.175	10-25-48	961,119	861,363
BAHA Trust
Series 2024-MAR, Class A (A)(D)	5.972	12-10-41	3,500,000	3,582,887
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	883,191	824,568
Series 2024-5C29, Class A3	5.208	09-15-57	4,187,000	4,239,217
Series 2024-5C31, Class A3	5.609	12-15-57	990,000	1,018,767
Benchmark Mortgage Trust
Series 2024-V12, Class A3	5.738	12-15-57	3,279,000	3,392,225
BMO Mortgage Trust
Series 2024-5C8, Class A3 (D)	5.625	12-15-57	1,024,000	1,054,500
BRAVO Residential Funding Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	22

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM1, Class A1 (A)(D)	0.941	02-25-49	612,598	$569,922
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,408,000	1,302,504
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(E)	5.943	01-15-34	851,200	849,338
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,199,000	2,216,178
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(E)	5.543	08-15-36	6,514,000	5,931,252
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,171,046	3,017,687
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	1,243,596	1,217,341
Series 2023-SMRT, Class A (A)(D)	5.820	10-12-40	2,512,000	2,576,612
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (A)(D)	3.000	09-25-64	209,697	205,371
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(D)	0.924	08-25-66	1,299,100	1,083,355
Series 2021-3, Class A1 (A)(D)	0.956	09-27-66	1,796,264	1,485,704
Series 2021-HX1, Class A1 (A)(D)	1.110	10-25-66	1,448,911	1,235,527
COLT Trust
Series 2020-RPL1, Class A1 (A)(D)	1.390	01-25-65	4,083,664	3,478,537
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(D)	2.683	11-10-46	1,509,000	1,214,724
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	25,490,959	277,936
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	288,121	284,836
Series 2021-AFC1, Class A1 (A)(D)	0.830	03-25-56	2,945,206	2,363,688
Series 2021-NQM2, Class A1 (A)(D)	1.179	02-25-66	1,072,745	958,707
Series 2021-NQM3, Class A1 (A)(D)	1.015	04-25-66	999,009	854,821
Series 2021-NQM6, Class A1 (A)(D)	1.174	07-25-66	2,718,415	2,258,183
Series 2021-RPL2, Class A1A (A)(D)	1.115	01-25-60	3,626,987	3,036,446
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	1,745,229	1,715,108
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(D)	0.899	04-25-66	1,425,162	1,252,637
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (A)(D)	0.797	02-25-66	287,760	243,474
Series 2021-2, Class A1 (A)(D)	0.931	06-25-66	1,261,937	1,041,699
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(D)	2.500	02-01-51	3,275,069	2,617,368
GCAT Trust
Series 2021-NQM1, Class A1 (A)(D)	0.874	01-25-66	783,952	678,670
Series 2021-NQM2, Class A1 (A)(D)	1.036	05-25-66	865,481	735,250
Series 2021-NQM3, Class A1 (A)(D)	1.091	05-25-66	1,332,575	1,143,542
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(D)	1.382	09-27-60	211,801	199,317
Series 2021-NQM1, Class A1 (A)(D)	1.017	07-25-61	595,573	531,343
23	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(D)	5.467	01-13-40	3,011,000	$3,071,665
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(D)	1.071	06-25-56	991,914	858,071
MFA Trust
Series 2021-NQM1, Class A1 (A)(D)	1.153	04-25-65	488,488	460,895
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (A)(D)	4.316	01-15-43	520,000	476,048
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(D)	3.500	10-25-59	700,671	652,392
NMLT Trust
Series 2021-INV1, Class A1 (A)(D)	1.185	05-25-56	2,482,351	2,145,161
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(D)	4.312	11-05-41	1,753,000	1,710,417
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	797,788	740,857
OBX Trust
Series 2020-EXP2, Class A3 (A)(D)	2.500	05-25-60	656,957	550,495
Series 2021-NQM2, Class A1 (A)(D)	1.101	05-25-61	1,418,561	1,147,614
Series 2021-NQM3, Class A1 (A)(D)	1.054	07-25-61	1,975,379	1,597,388
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (A)(D)	2.000	01-25-36	2,218,432	1,959,339
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	2,782,000	2,817,108
Series 2024-CNTR, Class D (A)	7.109	11-13-41	3,506,000	3,621,618
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	4,837,000	4,163,982
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(D)	0.943	05-25-65	650,700	606,969
Series 2022-1, Class A1 (A)(D)	2.447	12-25-66	2,608,188	2,345,681
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(D)	3.750	04-25-55	1,775,000	1,743,739
Series 2018-4, Class A1 (A)(D)	3.000	06-25-58	1,090,751	1,026,616
Series 2019-1, Class A1 (A)(D)	3.750	03-25-58	913,297	884,211
Series 2019-4, Class A1 (A)(D)	2.900	10-25-59	959,869	917,238
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,573,344	1,420,013
Series 2024-1, Class A1 (A)(D)	4.827	03-25-64	3,293,415	3,325,264
Series 2024-3, Class A1A (A)(D)	5.108	07-25-65	1,877,651	1,902,647
Series 2024-4, Class A1A (A)(D)	4.452	10-27-64	1,312,607	1,307,981
Verus Securitization Trust
Series 2020-5, Class A1 (A)	2.218	05-25-65	299,547	289,126
Series 2021-1, Class A1 (A)(D)	0.815	01-25-66	950,694	839,121
Series 2021-3, Class A1 (A)(D)	1.046	06-25-66	1,462,056	1,244,117
Series 2021-4, Class A1 (A)(D)	0.938	07-25-66	878,000	723,014
Series 2021-5, Class A1 (A)(D)	1.013	09-25-66	1,332,262	1,136,955
Series 2021-R2, Class A1 (A)(D)	0.918	02-25-64	690,179	636,080
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	731,317	698,344
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	24

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	2,009,000	$2,076,388
U.S. Government Agency 1.0%				34,503,658
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.243	06-25-25	5,969,088	64
Series K050, Class X1 IO	0.288	08-25-25	55,825,529	14,247
Series K053, Class X1 IO	0.873	12-25-25	22,887,612	80,786
Series K054, Class X1 IO	1.155	01-25-26	18,196,231	96,233
Government National Mortgage Association
Series 2012-114, Class IO	0.630	01-16-53	873,600	13,703
Series 2015-7, Class IO	0.488	01-16-57	2,617,697	65,898
Series 2016-174, Class IO	0.889	11-16-56	2,857,294	119,449
Series 2017-109, Class IO	0.229	04-16-57	4,637,129	59,593
Series 2017-124, Class IO	0.626	01-16-59	3,295,643	114,512
Series 2017-140, Class IO	0.486	02-16-59	2,483,490	67,742
Series 2017-169, Class IO	0.524	01-16-60	5,024,027	141,671
Series 2017-20, Class IO	0.518	12-16-58	7,848,344	177,830
Series 2017-22, Class IO	0.745	12-16-57	844,528	31,116
Series 2017-41, Class IO	0.561	07-16-58	3,227,618	85,691
Series 2017-46, Class IO	0.652	11-16-57	4,802,382	180,497
Series 2017-54, Class IO	0.698	12-16-58	2,969,435	102,055
Series 2017-61, Class IO	0.700	05-16-59	1,874,303	67,523
Series 2017-74, Class IO	0.416	09-16-58	1,131,697	19,014
Series 2017-89, Class IO	0.458	07-16-59	570,087	14,997
Series 2018-114, Class IO	0.591	04-16-60	2,419,811	95,500
Series 2018-158, Class IO	0.795	05-16-61	12,350,382	725,712
Series 2018-68, Class A	2.850	04-16-50	147,076	141,281
Series 2018-69, Class IO	0.608	04-16-60	1,914,919	86,049
Series 2018-9, Class IO	0.444	01-16-60	4,785,908	140,746
Series 2019-131, Class IO	0.803	07-16-61	6,006,418	342,478
Series 2020-100, Class IO	0.786	05-16-62	8,429,677	504,801
Series 2020-108, Class IO	0.847	06-16-62	23,437,791	1,352,843
Series 2020-114, Class IO	0.800	09-16-62	28,902,263	1,561,124
Series 2020-118, Class IO	0.884	06-16-62	21,706,196	1,141,913
Series 2020-119, Class IO	0.607	08-16-62	9,730,446	452,300
Series 2020-120, Class IO	0.769	05-16-62	25,620,890	1,515,171
Series 2020-137, Class IO	0.797	09-16-62	31,097,821	1,797,743
Series 2020-150, Class IO	0.965	12-16-62	14,712,201	1,028,320
Series 2020-170, Class IO	0.835	11-16-62	22,522,561	1,451,933
Series 2020-92, Class IO	0.880	02-16-62	19,207,994	1,103,672
Series 2021-10, Class IO	0.987	05-16-63	14,068,088	1,033,411
Series 2021-11, Class IO	1.021	12-16-62	21,777,228	1,585,896
Series 2021-3, Class IO	0.870	09-16-62	34,906,824	2,227,094
Series 2021-40, Class IO	0.822	02-16-63	7,310,352	449,296
25	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-181, Class IO	0.719	07-16-64	6,968,897	$426,218
Series 2022-21, Class IO	0.784	10-16-63	6,586,514	371,197
Series 2022-221, Class IO	0.844	06-16-64	24,191,361	1,458,362
Series 2022-53, Class IO	0.708	06-16-64	2,309,186	107,548
Series 2023-105, Class IO	0.743	07-16-65	15,568,665	970,267
Series 2023-177, Class IO	0.859	06-16-65	23,681,580	1,455,437
Series 2023-197, Class IO	1.240	09-16-65	7,233,998	616,827
Series 2023-30, Class IO	1.001	11-16-64	12,354,994	842,156
Series 2023-33, Class IO	0.936	05-16-63	19,796,951	1,311,704
Series 2023-36, Class IO	0.935	10-16-64	21,678,838	1,372,797
Series 2023-62, Class IO	0.937	02-16-65	15,643,123	1,008,690
Series 2023-91, Class IO	0.875	04-16-65	19,500,150	1,375,482
Series 2024-179, Class XI IO	0.831	12-16-66	27,788,083	2,033,454

Series 2024-194, Class IO	0.973	08-16-67	12,498,277	963,615
Asset-backed securities 6.9%				$235,522,202
(Cost $240,026,964)
Asset-backed securities 6.9%				235,522,202
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	2,173,429	2,134,654
AGL Core CLO, Ltd.
Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) (A)(E)	5.669	07-20-37	3,113,000	3,120,770
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	747,000	717,854
Series 2023-2A, Class A2 (A)	6.500	11-16-48	2,294,000	2,332,703
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	2,695,000	2,489,781
Series 2025-SFR1, Class A (A)	3.655	06-17-42	1,116,000	1,047,079
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	510,322	467,603
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	4,533,900	4,310,200
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	3,061,000	3,121,963
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	2,890,708	2,639,815
Capital Automotive REIT
Series 2024-2A, Class A1 (A)	4.900	05-15-54	704,640	700,074
Series 2024-3A, Class A1 (A)	4.400	10-15-54	2,385,640	2,274,547
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	4,319,228	4,344,948
CARS-DB8 LP
Series 2024-2A, Class A2 (A)	5.250	05-15-54	1,100,075	1,088,641
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,714,737	3,687,177
Series 2021-1A, Class A1 (A)	1.530	03-15-61	3,388,099	3,262,159
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	26

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	3,658,744	$3,377,433
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	2,233,334	2,034,430
Series 2022-1A, Class A (A)	2.720	01-18-47	1,797,504	1,628,450
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	2,105,000	2,111,290
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	2,321,000	2,331,394
Series 2025-1A, Class A1 (A)	5.316	05-25-50	2,024,000	2,036,518
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	1,087,000	1,088,035
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	2,477,000	2,503,608
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	3,796,000	3,684,534
Series 2024-2A, Class A2 (A)	4.500	05-20-49	3,561,000	3,431,532
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	5,539,000	5,398,646
Series 2021-2A, Class A2 (A)	2.400	10-25-51	4,037,000	3,866,639
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,641,675	1,616,421
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	3,870,000	3,662,902
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,273,920	1,203,509
Series 2021-1A, Class A2I (A)	2.662	04-25-51	3,132,423	2,906,274
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,264,349	3,104,898
Series 2021-1A, Class A2 (A)	2.791	10-20-51	3,502,723	3,244,869
Series 2024-1A, Class A2 (A)	6.372	10-20-54	4,090,093	4,199,935
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	3,776,000	3,772,648
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	4,249,000	4,072,713
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	1,831,000	1,863,636
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	4,196,000	4,280,476
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	831,534	826,025
Series 2021-1A, Class A2 (A)	2.773	04-20-29	1,792,331	1,778,091
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	3,306,000	3,209,297
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	3,092,000	2,961,577
Series 2023-1A, Class A2 (A)	5.687	05-20-53	3,237,000	3,252,660
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	3,656,736	3,537,769
27	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	2,802,975	$2,827,624
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	2,245,000	2,295,322
Series 2024-1A, Class A2 (A)	6.230	04-20-54	3,116,000	3,178,478
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	2,531,576	2,498,803
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	1,092,460	934,354
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	4,598,400	4,268,887
Series 2022-1A, Class A2 (A)	3.695	01-30-52	1,922,423	1,754,868
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	4,682,000	4,393,909
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,405,000	2,189,182
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (A)	3.844	12-25-25	313,124	309,193
Series 2021-FHT1, Class A (A)	3.104	07-25-26	278,129	269,733
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(E)	5.669	07-20-37	1,695,000	1,696,288
Progress Residential Trust
Series 2024-SFR1, Class A (A)	3.350	02-17-41	2,747,657	2,608,805
Series 2025-SFR1, Class A (A)	3.400	02-17-42	2,398,000	2,245,924
Series 2025-SFR2, Class A (A)	3.305	04-17-42	1,635,000	1,526,951
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	3,774,000	3,730,740
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(E)	5.736	01-15-38	1,762,000	1,765,223
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(E)	5.625	04-15-38	1,791,000	1,788,743
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	3,932,000	4,002,267
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	2,536,320	2,344,195
Series 2024-1A, Class A2 (A)	6.174	01-25-54	1,467,425	1,493,570
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	643,045	566,351
Series 2024-A, Class A1A (A)	5.240	03-15-56	3,154,617	3,179,378
Series 2024-E, Class A1A (A)	5.090	10-16-56	2,356,007	2,361,780
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	2,939,415	2,866,108
Series 2020-1A, Class A2II (A)	4.336	01-20-50	2,426,970	2,318,070
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,533,567	2,293,588
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	28

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,648,715	$1,665,159
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,476,580	1,505,142
Series 2024-3A, Class A23 (A)	5.914	07-30-54	3,598,915	3,518,481
Sunbird Engine Finance LLC
Series 2020-1A, Class A (A)	3.671	02-15-45	584,366	567,816
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	1,059,000	1,055,904
Series 2025-1A, Class A2 (A)	5.036	03-25-55	3,606,000	3,515,618
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	3,779,375	3,530,028
Series 2021-1A, Class A (A)	1.650	02-20-46	1,583,550	1,413,421
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	2,771,048	2,575,429
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,636,893	3,351,687
Series 2021-1A, Class A (A)	1.860	03-20-46	2,158,375	1,950,573
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,398,000	1,419,647
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	2,374,000	2,208,957
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	559,744	536,287
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	6,179,000	6,292,482
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	2,549,350	2,390,293
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	3,592,894	3,274,766
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	580,403	546,824
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	6,215,350	5,865,337
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,556,000	1,573,928
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	2,085,738	1,908,399
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,410,000	2,421,513

	Shares	Value
Preferred securities 0.0%		$270,368
(Cost $309,384)
Financials 0.0%		270,368
Banks 0.0%
Wells Fargo & Company, 7.500%	238	270,368

29	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 0.3%			$11,736,270
(Cost $11,736,030)
Short-term funds 0.3%			11,736,270
John Hancock Collateral Trust (F)	4.2439(G)	1,173,322	11,736,270

Total investments (Cost $3,514,965,810) 99.4%	$3,392,034,658
Other assets and liabilities, net 0.6%	19,604,872
Total net assets 100.0%	$3,411,639,530

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $574,387,073 or 16.8% of the fund’s net assets as of 5-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 5-31-25.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $5,098,328.
(G)	The rate shown is the annualized seven-day yield as of 5-31-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	30

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	147	Long	Sep 2025	$16,294,262	$16,280,250	$(14,012)
						$(14,012)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-25, the aggregate cost of investments for federal income tax purposes was $3,519,893,284. Net unrealized depreciation aggregated to $127,872,638, of which $18,445,968 related to gross unrealized appreciation and $146,318,606 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
31	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-25

Assets
Unaffiliated investments, at value (Cost $3,503,229,780) including $4,996,769 of securities loaned	$3,380,298,388
Affiliated investments, at value (Cost $11,736,030)	11,736,270
Total investments, at value (Cost $3,514,965,810)	3,392,034,658
Dividends and interest receivable	22,809,613
Receivable for fund shares sold	8,390,620
Receivable for investments sold	1,484,841
Receivable for securities lending income	835
Receivable from affiliates	15,837
Other assets	225,272
Total assets	3,424,961,676
Liabilities
Payable for futures variation margin	13,963
Distributions payable	297,702
Payable for investments purchased	1,486,885
Payable for fund shares repurchased	5,681,136
Payable upon return of securities loaned	5,098,222
Payable to affiliates
Accounting and legal services fees	112,911
Transfer agent fees	246,305
Distribution and service fees	11,654
Trustees’ fees	4,647
Other liabilities and accrued expenses	368,721
Total liabilities	13,322,146
Net assets	$3,411,639,530
Net assets consist of
Paid-in capital	$3,930,434,569
Total distributable earnings (loss)	(518,795,039)
Net assets	$3,411,639,530
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	32

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($634,374,407 ÷ 70,542,399 shares)[1]	$8.99
Class C ($11,904,100 ÷ 1,323,735 shares)[1]	$8.99
Class I ($1,767,295,311 ÷ 196,438,345 shares)	$9.00
Class R2 ($7,272,364 ÷ 808,460 shares)	$9.00
Class R4 ($190,045 ÷ 21,122 shares)	$9.00
Class R6 ($990,603,303 ÷ 110,112,430 shares)	$9.00
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.36

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
33	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-25

Investment income
Interest	$160,751,464
Dividends from affiliated investments	726,434
Dividends	17,850
Securities lending	17,614
Total investment income	161,513,362
Expenses
Investment management fees	13,519,524
Distribution and service fees	1,535,205
Accounting and legal services fees	652,011
Transfer agent fees	2,842,215
Trustees’ fees	80,097
Custodian fees	391,705
State registration fees	252,150
Printing and postage	290,353
Professional fees	318,420
Other	191,506
Total expenses	20,073,186
Less expense reductions	(2,628,796)
Net expenses	17,444,390
Net investment income	144,068,972
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(21,952,305)
Affiliated investments	11,856
Futures contracts	1,939,027
(20,001,422)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	55,882,082
Affiliated investments	(344)
Futures contracts	9,594
55,891,332
Net realized and unrealized gain	35,889,910
Increase in net assets from operations	$179,958,882
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	34

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-25	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$144,068,972	$124,616,301
Net realized loss	(20,001,422)	(77,815,245)
Change in net unrealized appreciation (depreciation)	55,891,332	14,580,741
Increase in net assets resulting from operations	179,958,882	61,381,797
Distributions to shareholders
From earnings
Class A	(22,207,074)	(21,256,993)
Class C	(381,330)	(379,741)
Class I	(80,465,033)	(70,333,217)
Class R2	(274,800)	(196,493)
Class R4	(8,507)	(11,333)
Class R6	(43,739,684)	(38,008,022)
Total distributions	(147,076,428)	(130,185,799)
From fund share transactions
Fund share transactions	(164,655,185)	685,668,174
Issued in reorganization	154,384,204	—
From fund share transactions	(10,270,981)	685,668,174
Total increase	22,611,473	616,864,172
Net assets
Beginning of year	3,389,028,057	2,772,163,885
End of year	$3,411,639,530	$3,389,028,057
35	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.89	$9.10	$9.63	$10.88	$11.02
Net investment income[1]	0.36	0.33	0.26	0.19	0.19
Net realized and unrealized gain (loss) on investments	0.11	(0.19)	(0.50)	(1.18)	0.03
Total from investment operations	0.47	0.14	(0.24)	(0.99)	0.22
Less distributions
From net investment income	(0.37)	(0.35)	(0.29)	(0.24)	(0.23)
From net realized gain	—	—	—	(0.02)	(0.13)
Total distributions	(0.37)	(0.35)	(0.29)	(0.26)	(0.36)
Net asset value, end of period	$8.99	$8.89	$9.10	$9.63	$10.88
Total return (%)[2,3]	5.26	1.55	(2.43)	(9.24)	1.96
Ratios and supplemental data
Net assets, end of period (in millions)	$634	$555	$538	$545	$610
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.82	0.83	0.81	0.82
Expenses including reductions	0.74	0.75	0.75	0.74	0.75
Net investment income	3.94	3.70	2.87	1.78	1.70
Portfolio turnover (%)	107[4]	177	143	123	122

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	36

CLASS C SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.89	$9.10	$9.63	$10.88	$11.02
Net investment income[1]	0.29	0.26	0.19	0.11	0.11
Net realized and unrealized gain (loss) on investments	0.11	(0.19)	(0.50)	(1.18)	0.03
Total from investment operations	0.40	0.07	(0.31)	(1.07)	0.14
Less distributions
From net investment income	(0.30)	(0.28)	(0.22)	(0.16)	(0.15)
From net realized gain	—	—	—	(0.02)	(0.13)
Total distributions	(0.30)	(0.28)	(0.22)	(0.18)	(0.28)
Net asset value, end of period	$8.99	$8.89	$9.10	$9.63	$10.88
Total return (%)[2,3]	4.48	0.79	(3.16)	(9.92)	1.20
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$12	$13	$15	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57	1.57	1.58	1.56	1.57
Expenses including reductions	1.49	1.50	1.50	1.49	1.50
Net investment income	3.18	2.94	2.10	1.01	0.95
Portfolio turnover (%)	107[4]	177	143	123	122

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
37	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.90	$9.10	$9.63	$10.89	$11.02
Net investment income[1]	0.38	0.35	0.29	0.21	0.22
Net realized and unrealized gain (loss) on investments	0.11	(0.18)	(0.50)	(1.18)	0.04
Total from investment operations	0.49	0.17	(0.21)	(0.97)	0.26
Less distributions
From net investment income	(0.39)	(0.37)	(0.32)	(0.27)	(0.26)
From net realized gain	—	—	—	(0.02)	(0.13)
Total distributions	(0.39)	(0.37)	(0.32)	(0.29)	(0.39)
Net asset value, end of period	$9.00	$8.90	$9.10	$9.63	$10.89
Total return (%)[2]	5.53	1.91	(2.19)	(9.09)	2.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1,767	$1,830	$1,431	$994	$1,309
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57	0.57	0.58	0.56	0.57
Expenses including reductions	0.49	0.50	0.50	0.49	0.50
Net investment income	4.18	3.95	3.14	2.01	1.94
Portfolio turnover (%)	107[3]	177	143	123	122

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	38

CLASS R2 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.90	$9.10	$9.63	$10.88	$11.02
Net investment income[1]	0.34	0.32	0.25	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.11	(0.18)	(0.50)	(1.17)	0.03
Total from investment operations	0.45	0.14	(0.25)	(1.00)	0.20
Less distributions
From net investment income	(0.35)	(0.34)	(0.28)	(0.23)	(0.21)
From net realized gain	—	—	—	(0.02)	(0.13)
Total distributions	(0.35)	(0.34)	(0.28)	(0.25)	(0.34)
Net asset value, end of period	$9.00	$8.90	$9.10	$9.63	$10.88
Total return (%)[2]	5.13	1.55	(2.57)	(9.37)	1.82
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7	$5	$7	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	0.93	0.96	0.95	0.97
Expenses including reductions	0.87	0.86	0.89	0.89	0.89
Net investment income	3.80	3.60	2.68	1.63	1.56
Portfolio turnover (%)	107[3]	177	143	123	122

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
39	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.90	$9.10	$9.63	$10.89	$11.02
Net investment income[1]	0.37	0.34	0.27	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.11	(0.18)	(0.50)	(1.19)	0.04
Total from investment operations	0.48	0.16	(0.23)	(0.99)	0.24
Less distributions
From net investment income	(0.38)	(0.36)	(0.30)	(0.25)	(0.24)
From net realized gain	—	—	—	(0.02)	(0.13)
Total distributions	(0.38)	(0.36)	(0.30)	(0.27)	(0.37)
Net asset value, end of period	$9.00	$8.90	$9.10	$9.63	$10.89
Total return (%)[2]	5.38	1.78	(2.33)	(9.22)	2.17
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.80	0.82	0.81	0.81
Expenses including reductions	0.64	0.63	0.64	0.64	0.64
Net investment income	4.04	3.79	2.99	1.87	1.81
Portfolio turnover (%)	107[4]	177	143	123	122

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	40

CLASS R6 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.90	$9.10	$9.63	$10.89	$11.02
Net investment income[1]	0.39	0.36	0.30	0.23	0.23
Net realized and unrealized gain (loss) on investments	0.11	(0.18)	(0.50)	(1.19)	0.04
Total from investment operations	0.50	0.18	(0.20)	(0.96)	0.27
Less distributions
From net investment income	(0.40)	(0.38)	(0.33)	(0.28)	(0.27)
From net realized gain	—	—	—	(0.02)	(0.13)
Total distributions	(0.40)	(0.38)	(0.33)	(0.30)	(0.40)
Net asset value, end of period	$9.00	$8.90	$9.10	$9.63	$10.89
Total return (%)[2]	5.64	2.03	(2.08)	(9.00)	2.42
Ratios and supplemental data
Net assets, end of period (in millions)	$991	$985	$785	$763	$795
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46	0.46	0.47	0.45	0.47
Expenses including reductions	0.39	0.38	0.39	0.39	0.39
Net investment income	4.29	4.06	3.23	2.13	2.05
Portfolio turnover (%)	107[3]	177	143	123	122

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
41	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Investment Grade Bond Fund	42

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,969,051,943	—	$1,969,051,943	—
Corporate bonds	1,009,336,572	—	1,009,336,572	—
Municipal bonds	11,013,912	—	11,013,912	—
Collateralized mortgage obligations	155,103,391	—	155,103,391	—
Asset-backed securities	235,522,202	—	235,522,202	—
Preferred securities	270,368	$270,368	—	—
Short-term investments	11,736,270	11,736,270	—	—
Total investments in securities	$3,392,034,658	$12,006,638	$3,380,028,020	—
Derivatives:
Liabilities
Futures	$(14,012)	$(14,012)	—	—
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including
43	JOHN HANCOCK Investment Grade Bond Fund |

asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2025, the fund loaned securities valued at $4,996,769 and received $5,098,222 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
| JOHN HANCOCK Investment Grade Bond Fund	44

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2025 were $16,770.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $230,386,881 and a long-term capital loss carryforward of $162,120,029 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules in relation to a previous merger, the utilization of capital loss carryforwards may be limited in future years.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2025 and 2024 was as follows:
	May 31, 2025	May 31, 2024
Ordinary income	$147,076,428	$130,185,799
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2025, the components of distributable earnings on a tax basis consisted of $1,882,210 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
45	JOHN HANCOCK Investment Grade Bond Fund |

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2025, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging up to $51.2 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(14,012)
| JOHN HANCOCK Investment Grade Bond Fund	46

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$1,939,027
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$9,594
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b)
47	JOHN HANCOCK Investment Grade Bond Fund |

brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
Effective August 30, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class I in an amount equal to the amount by which expenses of the class exceed 0.49% of the class’s average daily net assets. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (f) borrowing costs, (g) prime brokerage fees and (h) short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$416,565
Class C	8,678
Class I	1,456,987
Class R2	5,244
Class	Expense reduction
Class R4	$151
Class R6	740,964
Total	$2,628,589

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2025, were equivalent to a net annual effective rate of 0.32% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $207 for Class R4 shares for the year ended May 31, 2025.
| JOHN HANCOCK Investment Grade Bond Fund	48

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $305,327 for the year ended May 31, 2025. Of this amount, $44,457 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $260,870 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2025, CDSCs received by the Distributor amounted to $11,047 and $2,677 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,383,443	$633,303
Class C	116,747	13,333
Class I	—	2,147,150
Class R2	34,291	339
Class R4	724	10
Class R6	—	48,080
Total	$1,535,205	$2,842,215
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
49	JOHN HANCOCK Investment Grade Bond Fund |

Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2025 and 2024 were as follows:
	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,035,260	$82,122,366	17,163,712	$153,113,635
Issued in reorganization (Note 9)	14,502,742	132,208,446	—	—
Distributions reinvested	2,389,176	21,694,891	2,334,789	20,786,261
Repurchased	(17,807,752)	(161,048,494)	(16,255,670)	(144,187,908)
Net increase	8,119,426	$74,977,209	3,242,831	$29,711,988
Class C shares
Sold	340,904	$3,113,507	366,275	$3,271,971
Issued in reorganization (Note 9)	122,375	1,115,586	—	—
Distributions reinvested	38,925	353,414	38,517	342,945
Repurchased	(480,446)	(4,363,559)	(523,988)	(4,676,598)
Net increase (decrease)	21,758	$218,948	(119,196)	$(1,061,682)
Class I shares
Sold	79,790,975	$726,503,013	123,439,792	$1,101,689,617
Issued in reorganization (Note 9)	251,497	2,293,650	—	—
Distributions reinvested	8,442,458	76,708,371	7,386,850	65,773,264
Repurchased	(97,784,134)	(885,674,178)	(82,345,664)	(730,744,815)
Net increase (decrease)	(9,299,204)	$(80,169,144)	48,480,978	$436,718,066
Class R2 shares
Sold	327,445	$2,937,368	316,526	$2,839,787
Distributions reinvested	12,844	116,631	4,379	38,961
Repurchased	(290,464)	(2,620,046)	(72,059)	(629,807)
Net increase	49,825	$433,953	248,846	$2,248,941
Class R4 shares
Sold	5,055	$45,847	8,234	$73,525
Distributions reinvested	933	8,477	1,256	11,197
Repurchased	(16,549)	(150,876)	(17,708)	(157,727)
Net decrease	(10,561)	$(96,552)	(8,218)	$(73,005)
| JOHN HANCOCK Investment Grade Bond Fund	50

	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	25,730,399	$233,771,449	44,702,640	$397,903,293
Issued in reorganization (Note 9)	2,057,823	18,766,522	—	—
Distributions reinvested	4,785,789	43,485,851	4,236,595	37,729,534
Repurchased	(33,151,072)	(301,659,217)	(24,451,810)	(217,508,961)
Net increase (decrease)	(577,061)	$(5,635,395)	24,487,425	$218,123,866
Total net increase (decrease)	(1,695,817)	$(10,270,981)	76,332,666	$685,668,174
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity and U.S. Treasury obligations, amounted to $819,337,216 and $888,924,715, respectively, for the year ended May 31, 2025. Purchases and sales of U.S. Treasury obligations aggregated $2,858,819,212 and $2,971,315,587, respectively, for the year ended May 31, 2025.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,173,322	$12,299,144	$917,284,442	$(917,858,828)	$11,856	$(344)	$744,048	—	$11,736,270

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Reorganization
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were
51	JOHN HANCOCK Investment Grade Bond Fund |

borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on February 26, 2025. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Depreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
John Hancock Investment Grade Bond Fund	John Hancock Government Income Fund	$154,384,204	($7,709,321)	19,749,724	16,934,437	$3,421,309,112	$3,575,693,316
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at May 31, 2025.
See Note 6 for capital shares issued in connection with the above referenced reorganization.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Investment Grade Bond Fund	52

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Investment Grade Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Investment Grade Bond Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
53	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK INVESTMENT GRADE BOND FUND	54

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4543921	55A 5/25
7/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Short Duration Bond Fund
Fixed income
May 31, 2025

John Hancock
Short Duration Bond Fund

2	Fund’s investments
19	Financial statements
22	Financial highlights
27	Notes to financial statements
36	Report of independent registered public accounting firm
37	Tax information
1	JOHN HANCOCK SHORT DURATION BOND FUND |

Fund’s investments
AS OF 5-31-25
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 16.8%				$217,543,096
(Cost $216,829,627)
U.S. Government 16.8%				217,543,096
U.S. Treasury
Note	3.125	08-31-27	8,091,000	7,959,521
Note	3.750	04-30-27	6,000,000	5,981,484
Note	3.750	04-15-28	17,550,000	17,493,785
Note	3.750	05-15-28	10,000,000	9,970,313
Note	3.875	12-31-27	76,145,000	76,159,868
Note	3.875	04-30-30	20,241,000	20,160,352
Note	4.125	11-15-27	7,000,000	7,038,828
Note	4.125	07-31-28	15,714,000	15,831,241
Note	4.250	01-15-28	8,694,000	8,773,469
Note	4.250	06-30-29	15,512,000	15,699,235

Note	4.375	08-31-28	32,000,000	32,475,000
Foreign government obligations 0.4%				$4,704,177
(Cost $4,642,719)
Saudi Arabia 0.4%				4,704,177
Kingdom of Saudi Arabia Bond (A)	5.125	01-13-28	4,636,000	4,704,177

Corporate bonds 62.5%				$811,123,218
(Cost $805,484,273)
Communication services 3.6%				46,166,458
Diversified telecommunication services 1.2%
AT&T, Inc.	2.300	06-01-27	3,000,000	2,879,060
Frontier Communications Holdings LLC (A)	8.625	03-15-31	3,000,000	3,194,019
GCI LLC (A)	4.750	10-15-28	2,500,000	2,351,281
IHS Holding, Ltd. (A)	6.250	11-29-28	2,500,000	2,410,855
IHS Holding, Ltd. (A)	7.875	05-29-30	716,000	706,900
Iliad Holding SASU (A)	7.000	10-15-28	4,000,000	4,063,660
Entertainment 0.4%
WarnerMedia Holdings, Inc.	3.755	03-15-27	5,400,000	5,234,607
Media 1.4%
CCO Holdings LLC (A)	5.000	02-01-28	2,050,000	2,010,695
CCO Holdings LLC (A)	5.125	05-01-27	5,836,000	5,775,793
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	2,000,000	1,449,072
Paramount Global (B)	3.375	02-15-28	1,000,000	961,626
Paramount Global	3.700	06-01-28	3,995,000	3,861,896
Sirius XM Radio, Inc. (A)	5.000	08-01-27	1,500,000	1,484,477
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	2,500,000	2,432,112
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.6%
Millicom International Cellular SA (A)	5.125	01-15-28	3,600,000	$3,536,366
Millicom International Cellular SA (A)	6.250	03-25-29	1,350,000	1,346,299
T-Mobile USA, Inc.	3.750	04-15-27	2,500,000	2,467,740
Consumer discretionary 4.9%				63,047,318
Automobile components 0.1%
Dealer Tire LLC (A)	8.000	02-01-28	1,250,000	1,221,577
Automobiles 1.5%
Ford Motor Credit Company LLC	4.125	08-17-27	4,500,000	4,341,267
Ford Motor Credit Company LLC	5.113	05-03-29	1,000,000	961,189
Ford Motor Credit Company LLC	5.800	03-05-27	2,000,000	1,997,780
General Motors Financial Company, Inc.	5.250	03-01-26	2,000,000	2,002,270
General Motors Financial Company, Inc.	5.350	07-15-27	3,000,000	3,021,643
Hyundai Capital America (A)	5.250	01-08-27	2,000,000	2,009,622
Hyundai Capital America (A)	5.300	03-19-27	2,000,000	2,013,358
Hyundai Capital America (A)	5.650	06-26-26	2,941,000	2,967,211
Broadline retail 0.2%
Nordstrom, Inc.	4.000	03-15-27	3,000,000	2,885,147
Hotels, restaurants and leisure 1.8%
Carnival Corp. (A)	4.000	08-01-28	4,447,000	4,296,914
Hyatt Hotels Corp.	5.750	01-30-27	2,500,000	2,541,772
Las Vegas Sands Corp.	5.900	06-01-27	3,000,000	3,036,346
NCL Corp., Ltd. (A)	5.875	02-15-27	2,000,000	2,000,468
Royal Caribbean Cruises, Ltd.	3.700	03-15-28	3,461,000	3,339,625
Royal Caribbean Cruises, Ltd. (A)	5.375	07-15-27	2,185,000	2,186,981
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	1,000,000	1,002,420
Sabre GLBL, Inc. (A)	8.625	06-01-27	3,000,000	3,084,825
Travel + Leisure Company (A)	6.625	07-31-26	2,000,000	2,020,638
Household durables 1.0%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,224,861
LG Electronics, Inc. (A)	5.625	04-24-27	2,500,000	2,535,571
Newell Brands, Inc.	6.375	09-15-27	4,000,000	4,008,064
Newell Brands, Inc. (A)	8.500	06-01-28	195,000	201,737
Taylor Morrison Communities, Inc. (A)	5.875	06-15-27	3,000,000	3,024,222
Specialty retail 0.3%
Lithia Motors, Inc. (A)	4.625	12-15-27	3,000,000	2,950,662
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,718,000	1,171,148
Consumer staples 1.9%				24,572,987
Beverages 0.2%
Constellation Brands, Inc.	4.350	05-09-27	3,000,000	2,990,995
3	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Consumer staples distribution and retail 0.2%
Performance Food Group, Inc. (A)	5.500	10-15-27	3,000,000	$2,987,557
Food products 1.5%
Camposol SA (A)	6.000	02-03-27	4,195,000	4,054,487
Darling Ingredients, Inc. (A)	5.250	04-15-27	2,500,000	2,482,464
JBS USA LUX SA	2.500	01-15-27	6,500,000	6,267,006
Kraft Heinz Foods Company	3.000	06-01-26	4,000,000	3,938,532
NBM US Holdings, Inc. (A)	7.000	05-14-26	1,850,000	1,851,946
Energy 7.1%				92,549,235
Oil, gas and consumable fuels 7.1%
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,508,810
Calumet Specialty Products Partners LP (A)	8.125	01-15-27	850,000	820,193
Columbia Pipelines Holding Company LLC (A)	6.042	08-15-28	6,000,000	6,183,589
Continental Resources, Inc.	4.375	01-15-28	7,100,000	6,945,716
Diamondback Energy, Inc.	5.200	04-18-27	5,000,000	5,047,925
DT Midstream, Inc. (A)	4.125	06-15-29	3,000,000	2,857,412
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	3,000,000	2,951,058
Energy Transfer LP	4.750	01-15-26	2,000,000	1,997,639
Energy Transfer LP	5.500	06-01-27	4,000,000	4,054,068
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (C)	6.500	11-15-26	3,273,000	3,264,754
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (C)	6.625	02-15-28	3,000,000	2,954,676
EQT Corp. (A)	7.500	06-01-27	3,316,000	3,377,730
Genesis Energy LP	8.250	01-15-29	3,000,000	3,104,169
Hess Corp.	4.300	04-01-27	4,000,000	3,983,955
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	3,080,000	3,220,990
MPLX LP	1.750	03-01-26	1,500,000	1,466,243
MPLX LP	4.000	03-15-28	3,000,000	2,957,660
Occidental Petroleum Corp.	8.500	07-15-27	5,500,000	5,812,054
Ovintiv, Inc.	5.650	05-15-28	2,000,000	2,038,761
Parkland Corp. (A)	5.875	07-15-27	5,300,000	5,287,263
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,200,000	3,214,057
South Bow USA Infrastructure Holdings LLC (A)	4.911	09-01-27	3,000,000	3,002,117
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,721,045
Var Energi ASA (A)	5.000	05-18-27	3,000,000	3,005,116
Var Energi ASA (A)	7.500	01-15-28	3,500,000	3,678,635
Venture Global LNG, Inc. (A)	8.125	06-01-28	4,000,000	4,093,600
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Financials 22.0%				$285,728,737
Banks 12.8%
Bank of America Corp. (1.197% to 10-24-25, then Overnight SOFR + 1.010%)	1.197	10-24-26	2,000,000	1,971,824
Bank of America Corp. (4.623% to 5-9-28, then Overnight SOFR + 1.110%)	4.623	05-09-29	3,000,000	2,999,289
Bank of America Corp. (4.979% to 1-24-28, then Overnight SOFR + 0.830%)	4.979	01-24-29	3,000,000	3,029,384
Barclays PLC (5.829% to 5-9-26, then Overnight SOFR + 2.210%)	5.829	05-09-27	4,000,000	4,036,506
Barclays PLC (7.325% to 11-2-25, then 1 Year CMT + 3.050%)	7.325	11-02-26	6,000,000	6,061,298
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(C)	9.250	11-17-27	3,000,000	3,187,092
BPCE SA (A)	5.203	01-18-27	2,000,000	2,020,984
BPCE SA (5.975% to 1-18-26, then Overnight SOFR + 2.100%) (A)	5.975	01-18-27	3,000,000	3,018,626
Citigroup, Inc. (3.887% to 1-10-27, then 3 month CME Term SOFR + 1.825%)	3.887	01-10-28	2,500,000	2,467,238
Citigroup, Inc.	4.450	09-29-27	1,000,000	995,886
Credit Agricole SA (4.631% to 9-11-27, then Overnight SOFR + 1.210%) (A)	4.631	09-11-28	3,000,000	2,987,440
Danske Bank A/S (5.427% to 3-1-27, then 1 Year CMT + 0.950%) (A)	5.427	03-01-28	3,000,000	3,045,901
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	6,000,000	6,276,243
Fifth Third Bank NA (4.967% to 1-28-27, then Overnight SOFR + 0.810%)	4.967	01-28-28	5,000,000	5,019,933
HSBC USA, Inc.	4.650	06-03-28	3,333,000	3,342,369
Huntington National Bank (4.552% to 5-17-27, then SOFR Compounded Index + 1.650%)	4.552	05-17-28	6,000,000	5,984,637
JPMorgan Chase & Co. (5.299% to 7-24-28, then Overnight SOFR + 1.450%)	5.299	07-24-29	5,000,000	5,101,370
JPMorgan Chase & Co. (5.571% to 4-22-27, then Overnight SOFR + 0.930%)	5.571	04-22-28	15,000,000	15,274,181
KeyBank NA	5.850	11-15-27	6,500,000	6,667,582
Lloyds Banking Group PLC (5.462% to 1-5-27, then 1 Year CMT + 1.375%)	5.462	01-05-28	2,500,000	2,528,445
Lloyds Banking Group PLC (5.985% to 8-7-26, then 1 Year CMT + 1.480%)	5.985	08-07-27	3,500,000	3,548,834
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (C)	6.750	06-27-26	4,507,000	4,517,578
M&T Bank Corp. (4.833% to 1-16-28, then Overnight SOFR + 0.930%)	4.833	01-16-29	2,073,000	2,077,090
5	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (C)	5.125	11-01-26	2,500,000	$2,464,504
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25	3,200,000	3,189,660
Popular, Inc.	7.250	03-13-28	3,250,000	3,416,501
Santander Holdings USA, Inc.	3.244	10-05-26	1,365,000	1,337,928
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	2,000,000
Societe Generale SA (A)	5.250	02-19-27	3,000,000	3,017,614
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (A)(C)	10.000	11-14-28	5,000,000	5,438,085
Synovus Bank	5.625	02-15-28	2,000,000	2,007,852
Synovus Financial Corp. (B)	5.200	08-11-25	4,500,000	4,497,747
The PNC Financial Services Group, Inc. (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%)	4.758	01-26-27	5,000,000	5,002,850
The PNC Financial Services Group, Inc. (5.300% to 1-21-27, then Overnight SOFR + 1.342%)	5.300	01-21-28	4,000,000	4,046,013
Truist Financial Corp. (5.900% to 10-28-25, then Overnight SOFR + 1.626%)	5.900	10-28-26	5,000,000	5,021,525
Truist Financial Corp. (6.047% to 6-8-26, then Overnight SOFR + 2.050%)	6.047	06-08-27	1,500,000	1,519,365
U.S. Bancorp (2.215% to 1-27-27, then Overnight SOFR + 0.730%)	2.215	01-27-28	2,000,000	1,925,642
U.S. Bank NA (4.730% to 5-15-27, then Overnight SOFR + 0.910%)	4.730	05-15-28	3,000,000	3,002,865
Wells Fargo & Company	4.300	07-22-27	3,400,000	3,384,340
Wells Fargo & Company (5.574% to 7-25-28, then Overnight SOFR + 1.740%)	5.574	07-25-29	2,500,000	2,564,721
Wells Fargo & Company (5.707% to 4-22-27, then Overnight SOFR + 1.070%)	5.707	04-22-28	15,000,000	15,277,148
Capital markets 4.1%
Ares Strategic Income Fund (A)	5.700	03-15-28	4,000,000	4,006,624
Ares Strategic Income Fund	5.700	03-15-28	3,000,000	3,004,968
Blackstone Private Credit Fund	3.250	03-15-27	4,000,000	3,867,434
Blackstone Private Credit Fund	4.950	09-26-27	1,500,000	1,484,108
Blackstone Secured Lending Fund	5.875	11-15-27	2,500,000	2,542,605
Deutsche Bank AG (5.706% to 2-8-27, then Overnight SOFR + 1.594%)	5.706	02-08-28	8,000,000	8,099,079
HPS Corporate Lending Fund	5.450	01-14-28	4,500,000	4,499,163
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	2,000,000	1,943,426
Morgan Stanley (4.210% to 4-20-27, then Overnight SOFR + 1.610%)	4.210	04-20-28	6,500,000	6,451,115
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
State Street Corp. (4.530% to 2-20-28, then Overnight SOFR + 1.018%)	4.530	02-20-29	1,500,000	$1,504,505
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (C)	3.700	03-20-26	2,000,000	1,960,935
The Goldman Sachs Group, Inc.	3.500	11-16-26	1,250,000	1,231,665
The Goldman Sachs Group, Inc. (4.482% to 8-23-27, then Overnight SOFR + 1.725%)	4.482	08-23-28	3,750,000	3,737,571
UBS Group AG (4.875% to 2-12-27, then 5 Year CMT + 3.404%) (A)(C)	4.875	02-12-27	3,000,000	2,889,672
UBS Group AG (6.327% to 12-22-26, then 1 Year CMT + 1.600%) (A)	6.327	12-22-27	6,000,000	6,141,291
Consumer finance 1.4%
Ally Financial, Inc.	4.750	06-09-27	2,000,000	2,002,335
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	3,485,000	3,519,134
Capital One Financial Corp. (6.312% to 6-8-28, then Overnight SOFR + 2.640%)	6.312	06-08-29	6,000,000	6,248,931
OneMain Finance Corp.	7.125	03-15-26	1,250,000	1,266,924
Santander UK Group Holdings PLC (6.833% to 11-21-25, then Overnight SOFR + 2.749%)	6.833	11-21-26	5,000,000	5,045,564
Financial services 1.5%
Antares Holdings LP (A)	7.950	08-11-28	3,281,000	3,441,358
Apollo Debt Solutions BDC	6.900	04-13-29	500,000	518,202
Atlas Warehouse Lending Company LP (A)	6.050	01-15-28	5,000,000	5,030,028
Corebridge Global Funding (A)	4.650	08-20-27	5,000,000	5,011,865
Corebridge Global Funding (A)	5.750	07-02-26	1,500,000	1,518,966
Macquarie Airfinance Holdings, Ltd. (A)	5.200	03-27-28	3,000,000	3,008,799
Radian Group, Inc.	4.875	03-15-27	1,500,000	1,496,758
Insurance 1.9%
AEGON Funding Company LLC (A)(B)	5.500	04-16-27	4,000,000	4,038,612
American National Group, Inc. (B)	5.000	06-15-27	2,500,000	2,498,579
Athene Global Funding (A)	5.516	03-25-27	4,000,000	4,055,469
Athene Holding, Ltd.	4.125	01-12-28	3,750,000	3,686,884
Brighthouse Financial Global Funding (A)	5.550	04-09-27	2,500,000	2,532,048
CNO Global Funding (A)	4.875	12-10-27	3,000,000	3,008,137
CNO Global Funding (A)	5.875	06-04-27	3,250,000	3,323,733
GA Global Funding Trust (A)(B)	2.250	01-06-27	2,000,000	1,921,211
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc. (A)	3.625	07-15-26	2,000,000	1,952,696
Starwood Property Trust, Inc. (A)	4.375	01-15-27	2,000,000	1,964,253
7	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 3.3%				$42,348,303
Biotechnology 0.3%
Amgen, Inc.	5.150	03-02-28	4,000,000	4,073,136
Health care equipment and supplies 0.6%
Solventum Corp.	5.450	02-25-27	5,500,000	5,567,722
Varex Imaging Corp. (A)	7.875	10-15-27	2,080,000	2,070,364
Health care providers and services 1.2%
Centene Corp.	2.450	07-15-28	4,500,000	4,144,460
Fresenius Medical Care US Finance III, Inc. (A)	1.875	12-01-26	1,000,000	956,096
HCA, Inc.	3.125	03-15-27	2,550,000	2,485,420
HCA, Inc.	4.500	02-15-27	1,200,000	1,196,331
HCA, Inc.	5.250	06-15-26	2,000,000	2,002,104
Rede D’Or Finance Sarl (A)	4.950	01-17-28	5,000,000	4,941,964
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.809	05-08-27	337,000	342,544
Pharmaceuticals 1.1%
Organon & Company (A)	4.125	04-30-28	2,500,000	2,348,313
Royalty Pharma PLC	1.750	09-02-27	1,000,000	941,033
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	5,000,000	4,889,243
Teva Pharmaceutical Finance Netherlands III BV	5.125	05-09-29	3,000,000	2,968,866
Utah Acquisition Sub, Inc.	3.950	06-15-26	3,466,000	3,420,707
Industrials 8.4%				109,674,403
Aerospace and defense 1.1%
Howmet Aerospace, Inc.	5.900	02-01-27	1,000,000	1,022,925
Rolls-Royce PLC (A)	5.750	10-15-27	4,500,000	4,600,737
The Boeing Company	3.250	02-01-28	5,500,000	5,306,255
The Boeing Company	6.259	05-01-27	3,000,000	3,083,589
Commercial services and supplies 1.0%
Allied Universal Holdco LLC (A)	4.625	06-01-28	3,500,000	3,350,468
GFL Environmental, Inc. (A)	4.000	08-01-28	3,000,000	2,883,942
Prime Security Services Borrower LLC (A)	3.375	08-31-27	4,000,000	3,839,586
RB Global Holdings, Inc. (A)	6.750	03-15-28	2,500,000	2,553,264
Construction and engineering 0.9%
MasTec, Inc. (A)	4.500	08-15-28	7,000,000	6,872,412
Quanta Services, Inc.	4.750	08-09-27	5,000,000	5,020,514
Electrical equipment 0.7%
Molex Electronic Technologies LLC (A)	4.750	04-30-28	3,000,000	3,003,702
Regal Rexnord Corp.	6.050	02-15-26	3,434,000	3,451,999
Regal Rexnord Corp.	6.050	04-15-28	3,000,000	3,080,029
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Ground transportation 0.3%
Avis Budget Car Rental LLC (A)(B)	5.750	07-15-27	2,800,000	$2,762,599
Penske Truck Leasing Company LP (A)	6.050	08-01-28	1,500,000	1,555,311
Passenger airlines 3.2%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	8,534,000	8,971,794
Air Canada 2020-2 Class A Pass Through Trust (A)	5.250	04-01-29	2,295,493	2,305,528
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	3,074,451	3,056,911
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	250,879	252,058
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	4,783,499	4,674,838
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,072,643	1,034,902
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	606,838	570,041
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	1,011,371	1,002,311
American Airlines 2017-2 Class B Pass Through Trust	3.700	10-15-25	1,461,283	1,449,576
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	2,091,088	2,007,713
American Airlines, Inc. (A)(B)	8.500	05-15-29	2,500,000	2,590,288
Delta Air Lines, Inc. (A)	4.750	10-20-28	2,377,220	2,368,013
Mileage Plus Holdings LLC (A)	6.500	06-20-27	1,800,000	1,804,131
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,794,193	1,758,148
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	904,575	859,411
United Airlines 2016-1 Class AA Pass Through Trust	3.100	07-07-28	906,384	860,875
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	228,264	225,182
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,974,958	4,045,522
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,163,313	1,157,636
Trading companies and distributors 1.2%
AerCap Ireland Capital DAC	2.450	10-29-26	4,000,000	3,876,778
AerCap Ireland Capital DAC	3.000	10-29-28	3,000,000	2,831,898
Air Lease Corp.	2.200	01-15-27	2,000,000	1,926,743
Ashtead Capital, Inc. (A)	4.375	08-15-27	4,700,000	4,668,497
Aviation Capital Group LLC (A)	4.750	04-14-27	3,000,000	2,988,277
9	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 1.9%				$24,852,923
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	5.050	04-05-27	3,000,000	3,040,298
IT services 0.7%
CDW LLC	2.670	12-01-26	2,000,000	1,936,760
Gartner, Inc. (A)	4.500	07-01-28	2,000,000	1,976,271
Kyndryl Holdings, Inc.	2.050	10-15-26	4,500,000	4,339,782
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc.	5.050	07-12-27	5,000,000	5,064,487
ON Semiconductor Corp. (A)	3.875	09-01-28	3,000,000	2,865,266
Technology hardware, storage and peripherals 0.4%
Dell International LLC	6.020	06-15-26	2,549,000	2,572,607
Xerox Holdings Corp. (A)	5.000	08-15-25	3,072,000	3,057,452
Materials 2.7%				34,884,407
Chemicals 0.9%
Braskem Netherlands Finance BV (A)	4.500	01-10-28	2,000,000	1,823,065
CVR Partners LP (A)	6.125	06-15-28	2,500,000	2,486,495
EIDP, Inc. (B)	4.500	05-15-26	4,000,000	4,002,634
FMC Corp.	5.150	05-18-26	3,500,000	3,519,507
Containers and packaging 0.8%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	2,000,000	2,004,926
Graham Packaging Company, Inc. (A)	7.125	08-15-28	2,000,000	1,963,614
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	2,000,000	2,001,006
Sonoco Products Company	4.450	09-01-26	2,000,000	1,989,940
Trivium Packaging Finance BV (A)(B)	8.500	08-15-27	2,351,000	2,351,000
Metals and mining 1.0%
CSN Islands XI Corp. (A)(B)	6.750	01-28-28	4,000,000	3,790,915
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	1,626,000	1,614,851
First Quantum Minerals, Ltd. (A)	9.375	03-01-29	2,500,000	2,628,653
Hudbay Minerals, Inc. (A)	4.500	04-01-26	4,750,000	4,707,801
Real estate 2.7%				35,333,604
Diversified REITs 0.2%
Global Net Lease, Inc. (A)	3.750	12-15-27	2,468,000	2,342,728
Health care REITs 0.2%
Diversified Healthcare Trust (A)(D)	6.540	01-15-26	2,558,000	2,456,967
Hotel and resort REITs 0.3%
RHP Hotel Properties LP (A)	4.500	02-15-29	2,500,000	2,413,622
XHR LP (A)	4.875	06-01-29	2,000,000	1,899,314
Office REITs 0.3%
Boston Properties LP	2.750	10-01-26	1,500,000	1,459,558
Boston Properties LP	3.650	02-01-26	2,000,000	1,984,623
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs 1.7%
American Tower Corp.	3.550	07-15-27	7,500,000	$7,345,150
Crown Castle, Inc.	2.900	03-15-27	3,000,000	2,908,190
GLP Capital LP	5.375	04-15-26	1,115,000	1,112,545
SBA Communications Corp.	3.875	02-15-27	3,000,000	2,941,396
VICI Properties LP (A)	3.750	02-15-27	1,500,000	1,469,654
VICI Properties LP	4.750	02-15-28	4,000,000	4,001,096
VICI Properties LP	4.750	04-01-28	3,000,000	2,998,761
Utilities 4.0%				51,964,843
Electric utilities 2.7%
American Electric Power Company, Inc.	5.699	08-15-25	5,000,000	5,007,209
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (C)	5.375	03-09-26	3,000,000	2,848,190
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76	2,000,000	2,009,824
Eversource Energy	4.750	05-15-26	3,000,000	3,003,386
FirstEnergy Corp.	3.900	07-15-27	4,000,000	3,942,742
NRG Energy, Inc. (A)	2.450	12-02-27	6,500,000	6,115,000
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	3,000,000	3,303,192
Pacific Gas & Electric Company	2.100	08-01-27	3,000,000	2,830,699
PG&E Corp.	5.000	07-01-28	6,000,000	5,854,242
Independent power and renewable electricity producers 1.0%
Calpine Corp. (A)	4.500	02-15-28	2,000,000	1,961,612
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	499,000	502,092
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	3,000,000	3,078,936
Vistra Operations Company LLC (A)	5.000	07-31-27	3,975,000	3,963,414
Vistra Operations Company LLC (A)	5.050	12-30-26	3,000,000	3,007,824
Multi-utilities 0.3%

Sempra	5.400	08-01-26	4,500,000	4,536,481
Term loans (E) 0.2%				$2,623,464
(Cost $2,620,993)
Consumer discretionary 0.1%				1,118,380
Hotels, restaurants and leisure 0.1%
Caesars Entertainment, Inc., Incremental Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.577	01-27-31	1,123,650	1,118,380
Information technology 0.1%				1,505,084
IT services 0.1%
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	03-22-32	1,290,000	1,289,084
11	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 0.0%

Clearwater Analytics LLC, Initial Term Loan (3 month CME Term SOFR + 2.250%)	6.519	02-09-32	216,000	$216,000
Collateralized mortgage obligations 2.2%				$29,106,943
(Cost $29,413,537)
Commercial and residential 1.8%				23,901,564
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	693,772	683,679
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	68,434	66,469
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	330,417	323,924
CD Commercial Mortgage Trust
Series 2016-CD1, Class A3	2.459	08-10-49	2,469,783	2,418,307
COLT Mortgage Loan Trust
Series 2020-3, Class A1 (A)(F)	1.506	04-27-65	30,450	29,654
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	544,900	538,687
Ellington Finacial Mortgage Trust
Series 2024-CES1, Class A1 (5.522% to 12-1-28, then 6.522% thereafter) (A)	5.522	01-26-60	2,815,585	2,821,771
FS Commercial Mortgage Trust
Series 2023-4SZN, Class A (A)	7.066	11-10-39	3,000,000	3,080,550
GWT Commercial Mortgage Trust
Series 2024-WLF2, Class A (1 month CME Term SOFR + 1.691%) (A)(G)	6.020	05-15-41	3,000,000	3,000,000
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(G)	5.543	03-15-38	214,668	213,192
Manhattan West Mortgage Trust
Series 2020-1MW, Class A (A)	2.130	09-10-39	2,063,000	1,936,685
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(F)	3.500	10-25-59	162,569	151,367
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(F)	2.275	02-25-50	5,576	5,306
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) (A)(G)	5.772	02-15-42	3,000,000	2,973,750
Toorak Mortgage Trust
Series 2024-RRTL1, Class A1 (6.597% to 8-25-26, then 7.597% thereafter) (A)	6.597	02-25-39	1,350,000	1,355,953
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (A)	5.504	09-25-39	1,000,000	994,738
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(F)	3.750	05-25-58	25,482	24,897
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	83,411	78,506
Series 2021-SJ2, Class A1A (A)(F)	2.250	12-25-61	582,638	562,248
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
VASA Trust
Series 2021-VASA, Class D (1 month CME Term SOFR + 2.214%) (A)(G)	6.543	07-15-39	3,000,000	$2,641,881
U.S. Government Agency 0.4%				5,205,379
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(G)	5.822	10-25-41	3,296,457	3,310,082
Federal National Mortgage Association

Series 2025-R01, Class 1A1 (30 day Average SOFR + 0.950%) (A)(G)	5.271	01-25-45	1,899,451	1,895,297
Asset-backed securities 16.8%				$217,227,796
(Cost $216,056,361)
Asset-backed securities 16.8%				217,227,796
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,279,617	1,256,788
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	3,001,151
Series 2023-2A, Class A2 (A)	6.500	11-16-48	3,250,000	3,304,831
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.215	09-15-32	1,795,727	1,797,087
Amur Equipment Finance Receivables XIII LLC
Series 2024-1A, Class D (A)	6.570	04-21-31	1,650,000	1,700,819
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	905,828	861,134
ARI Fleet Lease Trust
Series 2024-B, Class A3 (A)	5.260	04-15-33	1,000,000	1,008,575
Series 2025-A, Class A3 (A)	4.460	01-17-34	2,000,000	1,986,068
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class C (A)	7.410	08-21-28	2,450,000	2,529,646
Barings Equipment Finance LLC
Series 2025-A, Class A3 (A)	4.820	08-13-32	2,131,000	2,151,450
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	664,255	651,644
Blue Stream Issuer LLC
Series 2024-1A, Class C (A)	8.710	11-20-54	3,050,000	3,191,292
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (30 day Average SOFR + 0.750%) (A)(G)	5.072	01-25-70	426,287	425,241
CAL Funding IV, Ltd.
Series 2020-1A, Class A (A)	2.220	09-25-45	1,805,000	1,690,043
Carmax Auto Owner Trust
Series 2025-1, Class A3	4.840	01-15-30	1,422,000	1,434,717
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A1 (A)	2.010	12-15-50	483,958	449,020
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,470,295	3,307,309
13	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,817,500	$2,834,278
Series 2023-1A, Class B (A)	7.750	09-15-53	490,000	493,790
CCG Receivables Trust
Series 2025-1, Class C (A)	4.890	10-14-32	2,000,000	1,991,696
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,148,082	3,124,726
Series 2021-1A, Class A1 (A)	1.530	03-15-61	1,884,895	1,814,831
Series 2022-1A, Class A1 (A)	5.970	08-15-62	4,885,652	4,887,222
Chesapeake Funding II LLC
Series 2023-1A, Class A1 (A)	5.650	05-15-35	1,174,841	1,179,974
Series 2024-1A, Class A1 (A)	5.520	05-15-36	857,924	865,830
CIFC Funding, Ltd.
Series 2013-III, Class R (3 month CME Term SOFR + 1.200%) (A)(G)	5.475	04-24-31	2,000,000	1,995,003
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	2,506,351	2,313,644
CNH Equipment Trust
Series 2024-C, Class A3	4.030	01-15-30	2,000,000	1,990,025
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	2,000,000	1,949,321
Series 2021-2A, Class A2 (A)	2.400	10-25-51	2,750,000	2,633,950
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	2,469,933	2,431,938
Dell Equipment Finance Trust
Series 2023-2, Class D (A)	6.740	07-23-29	2,498,000	2,524,097
Series 2024-2, Class A3 (A)	4.590	08-22-30	2,000,000	2,006,653
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	785,584
DLLAA LLC
Series 2025-1A, Class A3 (A)	4.950	09-20-29	1,000,000	1,010,880
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	2,202,420	2,162,904
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	2,172,184	2,066,082
Series 2022-1A, Class A2 (A)	7.393	10-20-52	3,091,892	3,112,139
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(G)	5.436	07-25-69	231,567	230,412
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	180,819	177,370
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 (A)	5.560	04-22-30	618,384	621,636
Series 2024-4, Class A3 (A)	4.560	11-20-28	1,500,000	1,502,695
Series 2025-1, Class A3 (A)	4.820	02-20-29	1,133,000	1,142,739
Series 2025-2, Class A3 (A)	4.410	06-20-29	1,000,000	998,935
Evergreen Credit Card Trust
Series 2025-CRT5, Class B (A)	5.240	05-15-29	1,000,000	1,006,440
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1 (A)	4.920	05-15-28	2,500,000	2,508,055
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Frontier Issuer LLC
Series 2023-1, Class B (A)	8.300	08-20-53	2,780,000	$2,859,374
Series 2024-1, Class C (A)	11.160	06-20-54	382,000	424,481
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A3	4.620	12-17-29	2,824,000	2,841,127
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 (A)	5.340	06-15-28	1,920,000	1,934,843
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 (A)	5.350	07-16-29	2,000,000	2,015,113
Series 2023-1, Class A3 (A)	5.150	07-15-27	2,500,000	2,509,096
Series 2025-1, Class A3 (A)	4.490	04-16-29	2,000,000	1,996,691
Harley-Davidson Motorcycle Trust
Series 2024-B, Class A3	4.310	07-16-29	1,000,000	996,964
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	1,167,000	1,132,864
Hilton Grand Vacations Trust
Series 2024-1B, Class B (A)	5.990	09-15-39	1,233,559	1,248,368
Series 2024-3A, Class A (A)	4.980	08-27-40	2,443,783	2,447,517
Hipgnosis Music Assets LP
Series 2022-1, Class A (A)	5.000	05-16-62	1,648,032	1,619,216
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	3,853,000	3,690,477
Series 2021-1, Class C (A)	4.459	11-20-51	750,000	726,397
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3 (A)	4.830	01-18-28	1,422,000	1,429,467
Hyundai Auto Receivables Trust
Series 2024-A, Class A3	4.990	02-15-29	2,750,000	2,770,554
Jersey Mike’s Funding LLC
Series 2019-1A, Class A2 (A)	4.433	02-15-50	2,376,913	2,354,039
John Deere Owner Trust
Series 2024-A, Class A3	4.960	11-15-28	2,700,000	2,720,250
Series 2024-C, Class A3	4.060	06-15-29	2,426,000	2,416,350
LAD Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.790	04-15-30	1,750,000	1,760,611
M&T Equipment
Series 2025-1A, Class A3 (A)	4.780	09-17-29	3,000,000	3,021,473
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class A2 (A)	6.350	10-20-52	2,000,000	2,031,681
Series 2022-1A, Class B (A)	7.460	10-20-52	400,000	408,571
Series 2023-1A, Class A2 (A)	6.560	04-20-53	1,043,000	1,066,379
Series 2024-1A, Class B (A)	7.590	04-20-54	175,000	180,441
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	936,331	926,234
Series 2022-2A, Class A (A)	6.110	10-21-41	700,602	711,746
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) (A)(G)	6.043	10-15-31	9,621	9,625
15	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,880,000	$2,673,625
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,000,000	1,876,937
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,000,000	1,820,526
NextGear Floorplan Master Owner Trust
Series 2025-1A, Class A (A)	4.550	02-15-30	2,000,000	1,998,816
NMEF Funding LLC
Series 2023-A, Class B (A)	6.830	06-17-30	2,000,000	2,046,644
Oxford Finance Credit Fund
Series 2025-A, Class A2 (A)	5.878	08-14-34	3,000,000	3,000,000
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 (A)	5.040	07-20-32	2,000,000	2,014,668
PFS Financing Corp.
Series 2023-A, Class B (A)	6.330	03-15-28	2,000,000	2,023,317
Series 2023-B, Class A (A)	5.270	05-15-28	4,000,000	4,026,450
Series 2025-B, Class A (A)	4.850	02-15-30	2,000,000	2,021,976
Series 2025-D, Class A (A)	4.521	05-15-30	3,000,000	2,999,361
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 (A)	4.900	05-15-31	1,600,000	1,605,150
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,300,000	1,285,098
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.141	01-18-33	1,250,000	1,246,605
SCF Equipment Trust LLC
Series 2025-1A, Class A3 (A)	5.110	11-21-33	2,750,000	2,784,180
SEB Funding LLC
Series 2021-1A, Class A2 (A)	4.969	01-30-52	2,992,500	2,929,859
Securitized Term Auto Receivables Trust
Series 2025-A, Class B (A)	5.038	07-25-31	1,687,263	1,694,788
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	925,440	855,338
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	2,827,500	2,794,663
Series 2022-1, Class A2 (A)	5.500	07-25-52	2,431,250	2,412,549
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C (A)	5.830	06-20-41	1,199,463	1,201,705
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month CME Term SOFR + 0.864%) (A)(G)	5.193	10-15-35	77,662	77,520
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	3,048,000	2,971,984
STAR Trust
Series 2025-SFR5, Class A (1 month CME Term SOFR + 1.450%) (A)(G)	5.779	02-17-42	1,820,000	1,820,000
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	3,457,031	3,449,803
Series 2021-1A, Class A2I (A)	1.946	08-25-51	1,031,625	977,311
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,016,667	$2,780,099
Series 2021-1A, Class A (A)	1.860	03-20-46	597,396	539,880
U.S. Bank Auto Credit Linked Notes
Series 2023-1, Class B (A)	6.789	08-25-32	384,886	389,460
VB-S1 Issuer LLC
Series 2022-1A, Class C2I (A)	3.156	02-15-52	600,000	577,884
Verizon Master Trust
Series 2024-4, Class A1A	5.210	06-20-29	3,000,000	3,018,954
Series 2025-1, Class A	4.710	01-21-31	1,250,000	1,261,845
Volvo Financial Equipment LLC
Series 2024-1A, Class A3 (A)	4.290	10-16-28	1,500,000	1,497,186
Wendy’s Funding LLC
Series 2018-1A, Class A2II (A)	3.884	03-15-48	2,781,951	2,698,395
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A1 (A)	5.490	02-18-39	2,413,796	2,435,082
Series 2024-3A, Class A1 (A)	4.800	09-19-39	1,250,000	1,251,875
Willis Engine Structured Trust IV
Series 2018-A, Class A (A)	4.750	09-15-43	1,436,821	1,419,972
Willis Engine Structured Trust V
Series 2020-A, Class B (A)	4.212	03-15-45	2,927,507	2,696,971
Series 2020-A, Class C (A)	6.657	03-15-45	1,043,213	1,002,117
Willis Engine Structured Trust VII
Series 2023-A, Class A (A)	8.000	10-15-48	1,869,674	1,910,463
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	4,181,325	3,945,857
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	673,750	616,465
Ziply Fiber Issuer LLC
Series 2024-1A, Class C (A)	11.170	04-20-54	3,000,000	3,216,805

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.9%				$12,363,853
(Cost $12,365,153)
U.S. Government Agency 0.5%				6,303,790
Federal Home Loan Bank Discount Note	4.150	06-02-25	6,306,000	6,303,790

	Yield (%)	Shares	Value
Short-term funds 0.4%			6,060,063
John Hancock Collateral Trust (H)	4.2439(I)	605,849	6,060,063

Total investments (Cost $1,287,412,663) 99.8%	$1,294,692,547
Other assets and liabilities, net 0.2%	2,031,690
Total net assets 100.0%	$1,296,724,237

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
17	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $555,797,120 or 42.9% of the fund’s net assets as of 5-31-25.
(B)	All or a portion of this security is on loan as of 5-31-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 5-31-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-25, the aggregate cost of investments for federal income tax purposes was $1,290,306,322. Net unrealized appreciation aggregated to $4,386,225, of which $7,440,034 related to gross unrealized appreciation and $3,053,809 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 5-31-25:
United States	84.9%
United Kingdom	3.3%
Canada	3.1%
France	1.8%
Luxembourg	1.5%
Other countries	5.4%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	18

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-25

Assets
Unaffiliated investments, at value (Cost $1,281,352,783) including $3,456,134 of securities loaned	$1,288,632,484
Affiliated investments, at value (Cost $6,059,880)	6,060,063
Total investments, at value (Cost $1,287,412,663)	1,294,692,547
Cash	10,057,992
Interest receivable	14,166,719
Receivable for fund shares sold	4,521,705
Receivable for investments sold	1,049,513
Receivable for securities lending income	1,409
Other assets	72,914
Total assets	1,324,562,799
Liabilities
Payable for investments purchased	20,907,999
Payable for fund shares repurchased	625,330
Payable upon return of securities loaned	6,060,470
Payable to affiliates
Accounting and legal services fees	39,916
Transfer agent fees	30,326
Trustees’ fees	1,582
Other liabilities and accrued expenses	172,939
Total liabilities	27,838,562
Net assets	$1,296,724,237
Net assets consist of
Paid-in capital	$1,322,145,567
Total distributable earnings (loss)	(25,421,330)
Net assets	$1,296,724,237

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($118,455,289 ÷ 12,638,657 shares)[1]	$9.37
Class C ($1,937,779 ÷ 206,570 shares)[1]	$9.38
Class I ($196,675,205 ÷ 20,984,536 shares)	$9.37
Class R6 ($79,481,811 ÷ 8,477,102 shares)	$9.38
Class NAV ($900,174,153 ÷ 96,065,825 shares)	$9.37
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$9.59

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
19	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-25

Investment income
Interest	$59,840,507
Securities lending	3,863
Total investment income	59,844,370
Expenses
Investment management fees	2,322,826
Distribution and service fees	261,170
Accounting and legal services fees	215,600
Transfer agent fees	264,525
Trustees’ fees	26,327
Custodian fees	226,967
State registration fees	91,848
Printing and postage	32,533
Professional fees	127,880
Other	41,695
Total expenses	3,611,371
Less expense reductions	(95,590)
Net expenses	3,515,781
Net investment income	56,328,589
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,913,421
Affiliated investments	(590)
3,912,831
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	10,771,572
Affiliated investments	183
10,771,755
Net realized and unrealized gain	14,684,586
Increase in net assets from operations	$71,013,175
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	20

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-25	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$56,328,589	$49,223,122
Net realized gain (loss)	3,912,831	(7,286,334)
Change in net unrealized appreciation (depreciation)	10,771,755	15,312,251
Increase in net assets resulting from operations	71,013,175	57,249,039
Distributions to shareholders
From earnings
Class A	(4,705,452)	(3,369,973)
Class C	(65,345)	(56,235)
Class I	(6,496,781)	(3,960,394)
Class R6	(3,221,810)	(1,400,973)
Class NAV	(43,725,401)	(42,794,695)
Total distributions	(58,214,789)	(51,582,270)
From fund share transactions	235,912,144	(28,391,695)
Total increase (decrease)	248,710,530	(22,724,926)
Net assets
Beginning of year	1,048,013,707	1,070,738,633
End of year	$1,296,724,237	$1,048,013,707
21	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.26	$9.20	$9.47	$10.06	$9.90
Net investment income[1]	0.43	0.40	0.32	0.16	0.18
Net realized and unrealized gain (loss) on investments	0.13	0.08	(0.23)	(0.48)	0.25
Total from investment operations	0.56	0.48	0.09	(0.32)	0.43
Less distributions
From net investment income	(0.45)	(0.42)	(0.36)	(0.26)	(0.27)
From net realized gain	—	—	—	(0.01)	—
Total distributions	(0.45)	(0.42)	(0.36)	(0.27)	(0.27)
Net asset value, end of period	$9.37	$9.26	$9.20	$9.47	$10.06
Total return (%)[2,3]	6.15	5.27	1.08	(3.29)	4.39
Ratios and supplemental data
Net assets, end of period (in millions)	$118	$83	$67	$16	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64	0.65	0.66	0.65	0.72
Expenses including reductions	0.63	0.64	0.65	0.64	0.65
Net investment income	4.64	4.37	3.48	1.60	1.80
Portfolio turnover (%)	77	81	76	49	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	22

CLASS C SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.27	$9.21	$9.48	$10.07	$9.90
Net investment income[1]	0.36	0.33	0.24	0.08	0.11
Net realized and unrealized gain (loss) on investments	0.13	0.08	(0.22)	(0.47)	0.26
Total from investment operations	0.49	0.41	0.02	(0.39)	0.37
Less distributions
From net investment income	(0.38)	(0.35)	(0.29)	(0.19)	(0.20)
From net realized gain	—	—	—	(0.01)	—
Total distributions	(0.38)	(0.35)	(0.29)	(0.20)	(0.20)
Net asset value, end of period	$9.38	$9.27	$9.21	$9.48	$10.07
Total return (%)[2,3]	5.35	4.59	0.22	(3.91)	3.61
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	1.40	1.41	1.40	1.47
Expenses including reductions	1.38	1.39	1.40	1.39	1.40
Net investment income	3.89	3.60	2.65	0.84	1.07
Portfolio turnover (%)	77	81	76	49	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
23	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.26	$9.20	$9.47	$10.06	$9.90
Net investment income[1]	0.46	0.43	0.35	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.12	0.08	(0.24)	(0.48)	0.25
Total from investment operations	0.58	0.51	0.11	(0.30)	0.45
Less distributions
From net investment income	(0.47)	(0.45)	(0.38)	(0.28)	(0.29)
From net realized gain	—	—	—	(0.01)	—
Total distributions	(0.47)	(0.45)	(0.38)	(0.29)	(0.29)
Net asset value, end of period	$9.37	$9.26	$9.20	$9.47	$10.06
Total return (%)[2]	6.41	5.53	1.33	(3.04)	4.64
Ratios and supplemental data
Net assets, end of period (in millions)	$197	$114	$75	$25	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.39	0.40	0.41	0.40	0.47
Expenses including reductions	0.38	0.39	0.40	0.39	0.40
Net investment income	4.88	4.63	3.75	1.82	1.99
Portfolio turnover (%)	77	81	76	49	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	24

CLASS R6 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.27	$9.21	$9.47	$10.06	$9.90
Net investment income[1]	0.47	0.44	0.36	0.19	0.22
Net realized and unrealized gain (loss) on investments	0.12	0.08	(0.23)	(0.48)	0.25
Total from investment operations	0.59	0.52	0.13	(0.29)	0.47
Less distributions
From net investment income	(0.48)	(0.46)	(0.39)	(0.29)	(0.31)
From net realized gain	—	—	—	(0.01)	—
Total distributions	(0.48)	(0.46)	(0.39)	(0.30)	(0.31)
Net asset value, end of period	$9.38	$9.27	$9.21	$9.47	$10.06
Total return (%)[2]	6.53	5.76	1.43	(2.94)	4.76
Ratios and supplemental data
Net assets, end of period (in millions)	$79	$55	$25	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.28	0.28	0.30	0.30	0.37
Expenses including reductions	0.27	0.28	0.29	0.29	0.29
Net investment income	4.99	4.77	3.93	1.97	2.18
Portfolio turnover (%)	77	81	76	49	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
25	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.26	$9.20	$9.47	$10.06	$9.90
Net investment income[1]	0.47	0.44	0.35	0.19	0.22
Net realized and unrealized gain (loss) on investments	0.12	0.08	(0.23)	(0.47)	0.25
Total from investment operations	0.59	0.52	0.12	(0.28)	0.47
Less distributions
From net investment income	(0.48)	(0.46)	(0.39)	(0.30)	(0.31)
From net realized gain	—	—	—	(0.01)	—
Total distributions	(0.48)	(0.46)	(0.39)	(0.31)	(0.31)
Net asset value, end of period	$9.37	$9.26	$9.20	$9.47	$10.06
Total return (%)[2]	6.54	5.65	1.45	(2.93)	4.76
Ratios and supplemental data
Net assets, end of period (in millions)	$900	$795	$902	$465	$508
Ratios (as a percentage of average net assets):
Expenses before reductions	0.27	0.28	0.29	0.29	0.36
Expenses including reductions	0.26	0.27	0.29	0.28	0.29
Net investment income	5.00	4.74	3.83	1.94	2.18
Portfolio turnover (%)	77	81	76	49	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	26

Notes to financial statements
Note 1—Organization
John Hancock Short Duration Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include
27	JOHN HANCOCK Short Duration Bond Fund |

market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$217,543,096	—	$217,543,096	—
Foreign government obligations	4,704,177	—	4,704,177	—
Corporate bonds	811,123,218	—	811,123,218	—
Term loans	2,623,464	—	2,623,464	—
Collateralized mortgage obligations	29,106,943	—	29,106,943	—
Asset-backed securities	217,227,796	—	217,227,796	—
Short-term investments	12,363,853	$6,060,063	6,303,790	—
Total investments in securities	$1,294,692,547	$6,060,063	$1,288,632,484	—
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
| JOHN HANCOCK Short Duration Bond Fund	28

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2025, the fund loaned securities valued at $3,456,134 and received $6,060,470 of cash collateral. Subsequent to May 31, 2025, the fund returned $2,497,938 of cash collateral to the securities lending agent for securities on loan which were returned on May 30, 2025.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2025 were $6,132.
29	JOHN HANCOCK Short Duration Bond Fund |

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $4,216,439 and a long-term capital loss carryforward of $26,329,348 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2025 and 2024 was as follows:
	May 31, 2025	May 31, 2024
Ordinary income	$58,214,789	$51,582,270
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2025, the components of distributable earnings on a tax basis consisted of $6,157,691 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Short Duration Bond Fund	30

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.220% of the first $250 million of the fund’s average daily net assets; and (b) 0.200% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.29% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expenses. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares in an amount by which expenses of the class exceeded 0.65%, 1.40%, 0.40%, and 0.29%, respectively, of average daily net assets attributable to the class.
For the year ended May 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$8,228
Class C	135
Class I	10,785
Class	Expense reduction
Class R6	$5,240
Class NAV	71,202
Total	$95,590

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2025, were equivalent to a net annual effective rate of 0.20% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
31	JOHN HANCOCK Short Duration Bond Fund |

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $147,497 for the year ended May 31, 2025. Of this amount, $26,828 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $120,669 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2025, CDSCs received by the Distributor amounted to $10,052 and $479 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$245,048	$112,123
Class C	16,122	1,845
Class I	—	147,539
Class R6	—	3,018
Total	$261,170	$264,525
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Short Duration Bond Fund	32

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$6,585,714	7	4.947%	$6,334
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2025 and 2024 were as follows:
	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,532,738	$79,852,024	5,982,233	$55,166,087
Distributions reinvested	501,658	4,698,399	365,890	3,376,971
Repurchased	(5,352,845)	(50,108,306)	(4,624,607)	(42,673,533)
Net increase	3,681,551	$34,442,117	1,723,516	$15,869,525
Class C shares
Sold	111,812	$1,048,348	103,071	$951,403
Distributions reinvested	6,965	65,284	6,006	55,453
Repurchased	(62,044)	(580,108)	(117,544)	(1,084,813)
Net increase (decrease)	56,733	$533,524	(8,467)	$(77,957)
Class I shares
Sold	16,453,961	$153,920,614	9,621,090	$88,920,322
Distributions reinvested	693,712	6,496,771	429,160	3,960,389
Repurchased	(8,442,365)	(78,955,648)	(5,936,770)	(54,788,451)
Net increase	8,705,308	$81,461,737	4,113,480	$38,092,260
Class R6 shares
Sold	3,366,249	$31,510,414	4,477,395	$41,313,397
Distributions reinvested	343,121	3,214,737	151,604	1,400,247
Repurchased	(1,163,632)	(10,902,724)	(1,439,751)	(13,277,271)
Net increase	2,545,738	$23,822,427	3,189,248	$29,436,373
Class NAV shares
Sold	19,584,885	$183,257,816	8,250,435	$76,453,316
Distributions reinvested	4,670,340	43,725,401	4,639,488	42,794,668
Repurchased	(14,040,196)	(131,330,878)	(25,090,865)	(230,959,880)
Net increase (decrease)	10,215,029	$95,652,339	(12,200,942)	$(111,711,896)
Total net increase (decrease)	25,204,359	$235,912,144	(3,183,165)	$(28,391,695)
33	JOHN HANCOCK Short Duration Bond Fund |

Affiliates of the fund owned 3% and 100% of shares of Class R6 and Class NAV, respectively, on May 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $618,005,035 and $441,360,623, respectively, for the year ended May 31, 2025. Purchases and sales of U.S. Treasury obligations aggregated $472,700,223 and $424,615,416, respectively, for the year ended May 31, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At May 31, 2025, funds within the John Hancock group of funds complex held 69.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	19.2%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	10.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	9.6%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	9.3%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	605,849	—	$25,628,353	$(19,567,883)	$(590)	$183	$3,863	—	$6,060,063

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the
| JOHN HANCOCK Short Duration Bond Fund	34

Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
35	JOHN HANCOCK Short Duration Bond Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Short Duration Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Short Duration Bond Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK SHORT DURATION BOND FUND	36

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
37	JOHN HANCOCK SHORT DURATION BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4543893	472A 5/25
7/2025

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 11, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	July 11, 2025